-
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07840

                              SCHRODER SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                              Schroder Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


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SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                COLLATERALIZED MORTGAGE
                OBLIGATIONS  - 54.6%
  3,798,465     American Home Mortgage
                   Investment Trust,
                   Series 2005-1, Class 1A1  (1)
                   4.750%, 6/25/45                                    3,796,090
    517,758     American Home Mortgage
                   Investment Trust,
                   Series 2005-SD1,
                   Class 2A1  (1) (3)
                   5.030%, 11/25/35                                     517,758
    353,925     Banc of America Mortgage
                   Securities, Series 2003-K,
                   Class 2A2  (1)
                   4.481%, 12/25/33                                     348,873
  1,664,469     Bayview Commercial Asset Trust
                   IO, Series 2005-1A  (2)
                   0.775%, 4/25/35                                      124,835
  1,204,485     Bear Stearns Alternative
                   Trust, Series 2004-3,
                   Class A1  (1)
                   4.850%, 4/25/34                                    1,206,590
    809,903     Citigroup Mortgage Loan
                   Trust, Series 2003-AP3,
                   Class A1
                   7.000%, 9/25/33                                      834,040
    910,662     Citigroup Mortgage Loan
                   Trust, Series 2003-UP3,
                   Class A2
                   7.000%, 9/25/33                                      917,351
  1,328,223     Citigroup Mortgage Loan
                   Trust, Series 2004-2,
                   Class 1A23  (3)
                   9.250%, 8/25/33                                    1,367,185
    777,300     Citigroup Mortgage Loan
                   Trust, Series 2005-1,
                   Class 3A1
                   6.500%, 4/25/35                                      790,174
    819,393     Countrywide Alternative
                   Loan Trust, Series
                   2005-14,
                   Class 2A1  (1)
                   4.740%, 5/25/35                                      821,549
  2,311,034     Countrywide Alternative
                   Loan Trust, Series
                   2005-38,
                   Class A1  (1)
                   4.826%, 9/25/35                                    2,326,200


Principal
 Amount $                                                             Value $
---------                                                             -------
  2,754,830     Countrywide Alternative
                   Loan Trust, Series
                   2005-51,
                   Class 3A2A  (1)
                   4.616%, 11/20/35                                   2,764,300
  3,239,967     Countrywide Alternative
                   Loan Trust, Series
                   2005-56,
                   Class 2A3  (1)
                   4.826%, 11/25/35                                   3,272,367
  1,806,144     Countrywide Alternative
                   Loan Trust, Series
                   2005-65C,
                   Class 1A7
                   5.500%, 1/25/36                                    1,802,579
  5,232,728     Countrywide Alternative
                   Loan Trust, Series
                   2005-76,
                   Class 1A1  (1)
                   4.957%, 12/25/35                                   5,285,055
    146,567     Countrywide Alternative
                   Loan Trust, Series
                   2005-J4,
                   Class 1A1  (1)
                   4.820%, 7/25/35                                      147,054
    484,799     Countrywide Alternative
                   Loan Trust, Series
                   2005-J4,
                   Class 1A4  (1)
                   4.870%, 7/25/35                                      486,680
  1,008,229     Countrywide Home Loans,
                   Series 2005-11, Class
                   4A1  (1)
                   4.800%, 4/25/35                                    1,007,963
  2,373,455     Greenpoint Mortgage Funding
                   Trust, Series 2005-AR5,
                   Class 4A1  (1)
                   5.163%, 11/25/45                                   2,426,858
  1,733,165     Harborview Mortgage Loan
                   Trust, Series 2005-12,
                   Class 2A11  (1)
                   5.326%, 10/19/35                                   1,772,334
    841,283     Impac CMB Trust, Series
                   2004-1, Class A1  (1)
                   4.860%, 3/25/34                                      844,789
    885,687     Impac CMB Trust, Series
                   2005-1, Class 1A1  (1)
                   4.790%, 4/25/35                                      886,053


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                COLLATERALIZED MORTGAGE
                OBLIGATIONS - (CONTINUED)
  2,619,871     Impac CMB Trust, Series
                   2005-3, Class A1  (1)
                   4.770%, 8/25/35                                    2,619,915
    905,641     Impac CMB Trust, Series
                   2005-4, Class 1A2  (1)
                   4.870%, 5/25/35                                      907,908
    125,247     Impac Secured Assets,
                   Series 2004-3,
                   Class 1A1  (1)
                   4.730%, 11/25/34                                     125,340
    378,796     Impac Secured Assets,
                   Series 2005-2,
                   Class A1M  (1)
                   4.920%, 3/25/36                                      378,796
 38,372,812     Lehman Brothers Small
                   Balance Commercial IO,
                   Series 2005-1A,
                   Class A  (2)
                   0.850%, 2/25/30                                      947,329
    931,124     Master Adjustable Rate
                   Mortgages Trust, Series
                   2004-9,
                   Class 2A1  (1)
                   4.910%, 11/25/34                                     935,004
    131,796     Novastar NIM Trust,
                   Series 2005-N1,
                   Class Note  (3)
                   4.777%, 10/26/35                                     131,389
  1,339,089     Residential Accredit Loans,
                   Series 2005-Q01, Class A2  (1)
                   4.978%, 8/25/35                                    1,352,480
  1,600,189     Residential Accredit Loans,
                   Series 2005-QS12,
                   Class A3
                   5.500%, 8/25/35                                    1,592,754
  1,405,724     Saco I Trust, Series 2005-2,
                   Class A  (1) (3)
                   4.730%, 4/25/35                                    1,405,982
    302,892     Saco I Trust, Series 2005-3,
                   Class A1  (1)
                   4.760%, 7/25/35                                      303,238


Principal
 Amount $                                                             Value $
---------                                                             -------
    325,000     Structured Adjustable Rate
                   Mortgage, Series 2005-19X1,
                   Class A1  (3)
                   5.400%, 10/28/10                                     324,594
    270,199     Structured Adjustable Rate
                   Mortgage, Series 2005-19X2,
                   Class A1  (3)
                   4.000%, 10/28/10                                     266,991
  2,700,073     Structured Asset Mortgage
                   Investments, Series
                   2005-AR7, Class 5A1  (1)
                   4.938%, 3/25/46                                    2,703,448
  3,243,555     Structured Asset Mortgage
                   Investments, Series
                   2005-AR8, Class A2  (1)
                   5.820%, 2/25/36                                    3,275,990
  1,377,581     Structured Asset
                   Securities,
                   Series 2005-GEL2,
                   Class A  (1)
                   4.810%, 4/25/35                                    1,378,395
    763,329     Structured Asset Securities,
                   Series 2005-S2, Class
                   A1  (1)
                   4.630%, 6/25/35                                      763,841
    305,000     Wachovia Bank Commercial
                   Mortgage Trust,
                   Series 2002-WHL,
                   Class L  (1) (3)
                   7.470%, 3/15/15                                      305,245
  2,317,010     Washington Mutual,
                   Series 2005-AR13,
                   Class A1A2  (1)
                   4.776%, 10/25/45                                   2,340,994
    606,930     WMALT Mortgage Pass-Through
                   Certificates, Series
                   2005-5, Class 1A5  (1)
                   4.930%, 7/25/35                                      605,444
                                                                   ------------
                TOTAL COLLATERALIZED
                  MORTGAGE OBLIGATIONS
                  (Cost $56,773,141)                                 56,411,754
                                                                   ------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                ASSET-BACKED SECURITIES  - 19.5%
  1,770,000     Aegis Asset-Backed
                   Securities Trust, Series
                   2005-1,
                   Class  IA2  (1)
                   4.780%, 3/25/35                                    1,771,913
  1,299,221     Aegis Asset-Backed
                   Securities Trust, Series
                   2005-2,
                   Class 1A1  (1)
                   4.630%, 6/25/35                                    1,300,214
     92,127     Amortizing Residential
                   Collateral Trust, Series
                   2002-BC1,
                   Class M1  (1)
                   5.380%, 1/25/32                                       92,400
    390,000     Amortizing Residential
                   Collateral Trust, Series
                   2002-BC10,
                   Class M2  (1)
                   7.030%, 1/25/33                                      391,851
    226,343     Amortizing Residential
                   Collateral Trust, Series
                   2002-BC2,
                   Class M1  (1)
                   5.280%, 5/25/32                                      227,357
     76,658     Amortizing Residential
                   Collateral Trust, Series
                   2002-BC4,
                   Class M3  (1)
                   6.430%, 7/25/32                                       77,318
    141,429     Amortizing Residential
                   Collateral Trust, Series
                   2002-BC8,
                   Class M3  (1)
                   6.530%, 11/25/32                                     141,559
    508,405     Aspen Funding I, Ltd.,
                   Series 2002-1A,
                   Class A1L  (1) (3)
                   5.150%, 7/10/37                                      508,723
    267,294     Carrington Mortgage Loan
                   Trust, Series 2005-2,
                   Class A1A  (1)
                   4.620%, 5/25/35                                      267,481
    358,620     Carrington Mortgage Loan
                   Trust, Series 2005-NC2,
                   Class A1  (1)
                   4.660%, 5/25/35                                      358,876
    510,000     Countrywide Asset-Backed
                   Certificates, Series
                   2003-1, Class M1  (1)
                   5.280%, 4/25/33                                      512,816


Principal
 Amount $                                                             Value $
---------                                                             -------
    178,982     Countrywide Asset-Backed
                   Certificates, Series
                   2003-3, Class 3A  (1)
                   4.800%, 11/25/33                                     179,122
  1,257,097     Countrywide Asset-Backed
                   Certificates, Series
                   2004-11, Class A2  (1)
                   4.910%, 3/25/33                                    1,260,435
    291,951     Countrywide Asset-Backed
                   Certificates, Series
                   2004-SD3, Class A2  (1) (3)
                   5.080%, 9/25/34                                      293,472
    119,298     Countrywide Asset-Backed
                   Certificates, Series
                   2005-2N, Class N  (3)
                   4.500%, 8/25/36                                      117,153
    480,000     Countrywide Asset-Backed
                   Certificates, Series
                   2005-5, Class M4  (1)
                   5.330%, 10/25/35                                     482,722
    483,485     Countrywide Asset-Backed
                   Certificates, Series
                   2005-9N, Class N  (3)
                   5.500%, 10/25/36                                     477,103
    283,620     Countrywide Asset-Backed
                   Certificates, Series
                   2005-AB5N  Class N (3)
                   6.000%, 12/29/36                                     280,556
    222,908     Countrywide Asset-Backed
                   Certificates, Series
                   2005-SD1, Class A1A  (1) (3)
                   4.680%, 5/25/35                                      223,064
    715,886     Countrywide Home Equity
                   Loan Trust, Series
                   2003-C, Class A  (1)
                   4.740%, 5/15/29                                      717,479
    786,674     Credit Suisse First Boston
                   Mortgage Securities,
                   Series 2005-AGE1,
                   Class A1  (1)
                   4.670%, 2/25/32                                      787,250


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                ASSET-BACKED SECURITIES - (CONTINUED)
    566,206     Fieldstone Mortgage
                   Investment, Series
                   2005-1, Class 1A2  (1)
                   4.820%, 3/25/35                                      566,685
    193,092     Fieldstone Mortgage
                   Investment, Series
                   2005-1, Class 2A1  (1)
                   4.650%, 3/25/35                                      193,227
    314,090     Finance America Mortgage
                   Loan Trust, Series
                   2004-3,
                   Class 2A1  (1)
                   4.900%, 11/25/34                                     315,304
  1,167,232     Financial Asset Securities
                   Trust, Series 2005-1A,
                   Class 2A1  (1) (3)
                   4.820%, 2/27/35                                    1,168,959
    175,000     First Franklin Mortgage
                   Loan, Series 2003-FF1,
                   Class M3F
                   5.592%, 3/25/33                                      173,805
    729,536     Fremont Home Loan Trust,
                   Series 2005-B, Class
                   2A1  (1)
                   4.620%, 4/25/35                                      730,088
     68,363     Fremont NIM Trust,
                   Series 2004-D, Class
                   N1  (3)
                   4.500%, 11/25/34                                      68,159
    166,193     GSAMP Trust, Series
                   2004-WFN, Class N  (3)
                   5.000%, 10/25/34                                     164,116
    482,419     GSAMP Trust, Series
                   2005-SD1, Class A1  (1) (3)
                   4.870%, 12/25/34                                     483,715
     99,425     GSAMP Trust, Series
                   2005-SD1, Class N  (3)
                   5.375%, 1/25/35                                       97,934
    244,325     Merrill Lynch Mortgage
                   Investors, Series
                   2005-SL2,
                   Class A1A  (1)
                   4.620%, 12/25/35                                     244,477
    340,000     Park Place Securities,
                   Series 2005-WHQ2, Class
                   A2B  (1)
                   4.680%, 5/25/35                                      340,236


Principal
 Amount $                                                             Value $
---------                                                             -------
    505,746     People's Choice Home Loan
                   Securities Trust, Series
                   2005-2, Class A1  (1)
                   4.640%, 5/25/35                                      506,091
    576,374     RAAC Series, Series 2005-RP1,
                   Class A  (1) (3)
                   4.870%, 7/25/37                                      576,715
    433,776     RAAC, Series 2005-RP3,
                   Class A1  (1) (3)
                   4.760%, 5/25/39                                      433,776
    410,267     Residential Asset Mortgage
                   Products, Series 2005-RS4,
                   Class A1  (1)
                   4.630%, 4/25/35                                      410,588
     26,103     Sail Net Interest Margin
                   Notes, Series 2004-4A,
                   Class A  (3)
                   5.000%, 4/27/34                                       26,092
     52,179     Sail Net Interest Margin
                   Notes, Series 2004-8A,
                   Class A  (3)
                   5.000%, 9/27/34                                       51,990
    787,959     Soundview Home Equity Loan
                   Trust, Series 2004-1,
                   Class A1  (1)
                   4.900%, 7/25/34                                      788,426
    330,000     Structured Asset Investment
                   Loan Trust, Series 2003-BC1,
                   Class M2  (1)
                   6.380%, 1/25/33                                      331,458
    388,000     Structured Asset Investment
                   Loan Trust, Series 2003-BC11,
                   Class M4  (1)
                   7.530%, 10/25/33                                     390,344
    160,000     Structured Asset Investment
                   Loan Trust, Series 2003-BC2,
                   Class M1  (1)
                   5.450%, 4/25/33                                      160,839
    160,000     Structured Asset Investment
                   Loan Trust, Series 2003-BC7,
                   Class M1  (1)
                   5.280%, 7/25/33                                      160,867


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                ASSET-BACKED SECURITIES - (CONTINUED)
    280,000     Structured Asset Investment
                   Loan Trust, Series 2004-1,
                   Class M4  (1)
                   7.280%, 2/25/34                                      283,390
    236,507     Structured Asset Investment
                   Loan Trust, Series 2005-2,
                   Class A2  (1)
                   4.650%, 3/25/35                                      236,678
    767,085     Wachovia Loan Trust,
                   Series 2005-SD1,
                   Class A  (1) (3)
                   4.890%, 5/25/35                                      767,538
                                                                   ------------
                TOTAL ASSET-BACKED
                  SECURITIES
                  (Cost $20,146,265)                                 20,140,361
                                                                   ------------
                MORTGAGE-BACKED OBLIGATIONS  - 10.8%
    360,000     Aames Mortgage Trust,
                   Series 2002-2, Class B
                   6.770%, 3/25/33                                      359,791
    780,000     Ace Securities, Series
                   2004-FM1, Class M2  (1)
                   5.780%, 9/25/33                                      788,884
     67,479     Aegis Asset-Backed Securities
                   Trust, Series 2005-1N,
                   Class N1  (3)
                   4.250%, 3/25/35                                       67,330
    673,745     Ameriquest Mortgage Securities,
                   Series 2002-1, Class M2  (1)
                   5.730%, 5/25/32                                      674,724
    205,000     Ameriquest Mortgage Securities,
                   Series 2003-AR1, Class M3  (1)
                   7.530%, 1/25/33                                      206,552
     95,844     Argent Securities, Series
                   2003-W8, Class A4  (1)
                   5.110%, 12/25/33                                      96,041
    280,632     Asset-Backed Funding Certificates,
                   Series 2005-AQ1,
                   Class A1A  (1)
                   4.650%, 6/25/35                                      280,808
    628,390     Centex Home Equity,
                   Series 1999-4, Class A7  (1)
                   4.880%, 2/25/31                                      629,822


Principal
 Amount $                                                             Value $
---------                                                             -------
    323,502     Centex Home Equity,
                   Series 2002-B, Class BV  (1)
                   6.400%, 4/25/32                                      324,277
    160,000     Chase Funding Loan
                   Acquisition Trust,
                   Series 2003-C1,
                   Class 2M1  (1)
                   5.180%, 11/25/32                                     160,764
    100,000     Circuit City Credit Card Master
                   Trust, Series 2003-2,
                   Class CTFS  (1) (3)
                   8.470%, 4/15/11                                      100,634
     71,487     FEP Receivables Participation
                   Funding LP, Series 2001-1,
                   Class A-2L  (1) (2)
                   4.510%, 11/18/08                                      71,129
    295,372     Fremont NIM Trust,
                   Series 2005-B  (3)
                   5.500%, 4/25/35                                      292,787
    462,237     GMAC Mortgage Corporation
                   Loan Trust, Series
                   2004-HLT1, Class A2
                   3.870%, 5/25/25                                      456,358
    361,355     GRMT Mortgage Loan Trust,
                   Series 2001-1A, Class A5  (3)
                   6.650%, 7/20/31                                      365,014
    328,392     GSAMP Trust, Series 2005-S2,
                   Class A  (1)
                   4.700%, 11/25/34                                     328,645
    145,000     Home Equity Asset Trust,
                   Series 2003-1, Class M3 (1)
                   6.630%, 6/25/33                                      146,793
    298,497     Lake Country Mortgage Loan
                   Trust, Series 2005-HE1,
                   Class A1  (1) (3)
                   4.730%, 12/25/32                                     298,497
     72,933     Long Beach Asset Holdings,
                   Series 2004-6, Class
                   N1  (1) (3)
                   4.500%, 11/25/34                                      72,797
    193,409     Long Beach Asset Holdings,
                   Series 2005-2, Class N1  (3)
                   4.150%, 4/25/35                                      193,216


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

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
    341,056     Long Beach Asset Holdings,
                   Series 2005-WL1, Class
                   N1  (3)
                   5.193%, 6/25/45                                      340,629
    188,072     Master Asset-Backed Securities
                   Trust, Series 2004-WMC3,
                   Class A2  (1)
                   4.890%, 10/25/34                                     188,380
    168,992     Master Asset-Backed Securities
                   Trust, Series 2005-C10A,
                   Class N1 (3)
                   4.750%, 5/26/35                                      167,032
    154,790     Master Asset-Backed Securities
                   Trust, Series 2005-CI9A,
                   Class N1  (3)
                   4.940%, 3/26/35                                      152,846
    543,338     Master Asset-Backed Securities
                   Trust, Series 2005-HE1,
                   Class A1  (1)
                   4.630%, 5/25/35                                      543,744
    286,593     Master Asset-Backed Securities
                   Trust, Series 2005-OPT1,
                   Class N  (1) (3)
                   4.634%, 5/26/10                                      286,593
    570,000     Metris Master Trust, Series
                   2005-2, Class C  (1) (3)
                   4.920%, 9/20/11                                      570,000
     25,770     Opteum NIM Trust,
                   Series 2005-1  (3)
                   6.000%, 2/25/35                                       25,688
     37,428     Option One Mortgage Loan
                   Trust, Series 2002-3,
                   Class M2  (1)
                   5.660%, 8/25/32                                       37,542
     62,842     Option One Mortgage Loan
                   Trust, Series 2002-3,
                   Class M3  (1)
                   6.380%, 8/25/32                                       63,075
    870,000     Option One Mortgage Loan
                   Trust, Series 2003-1,
                   Class M2  (1)
                   6.480%, 2/25/33                                      878,891
    155,000     Option One Mortgage Loan
                   Trust, Series 2003-3,
                   Class M2  (1)
                   6.130%, 6/25/33                                      156,753


Principal
 Amount $                                                             Value $
---------                                                             -------
    876,407     Provident Bank Home Equit Loan
                   Trust, Series 1999-3,
                   Class A3  (1)
                   4.920%, 1/25/31                                      877,653
     68,328     Renaissance NIM Trust,
                   Series 2005-1, Class N  (3)
                   4.700%, 5/25/35                                       67,644
    154,781     Residential Asset Securities,
                   Series 2002-KS2,
                   Class MII3  (1)
                   6.330%, 4/25/32                                      155,012
    250,000     Residential Asset Securities,
                   Series 2003-KS8,
                   Class MII2  (1)
                   6.030%, 10/25/33                                     251,565
     83,780     Residential Asset Securities,
                   Series 2005-NT1  (3)
                   4.000%, 2/25/35                                       83,676
    158,564     Sharp, Series 05-HE6N
                   7.250%, 10/25/35                                     158,438
    281,819     Soundview Home Equity Loan
                   Trust, Series 2003-2,
                   Class A2  (1)
                   5.180%, 11/25/33                                     283,679
                                                                   ------------
                TOTAL MORTGAGE-BACKED
                  OBLIGATIONS
                  (Cost $11,231,959)                                 11,203,703
                                                                   ------------
                U.S. TREASURY OBLIGATION - 6.7%
  6,900,000     U.S. Treasury Note
                   4.375%, 1/31/08                                    6,880,052
                                                                   ------------
                TOTAL U.S. TREASURY
                  OBLIGATION
                  (Cost $6,890,300)                                   6,880,052
                                                                   ------------
                U.S. GOVERNMENT MORTGAGE-BACKED
                OBLIGATIONS - 3.9%
                FNMA  (1)
  2,177,330        5.317%, 10/01/35                                   2,244,195
  1,699,624        5.159%, 11/01/35                                   1,751,196
                                                                   ------------
                TOTAL U.S. GOVERNMENT
                  MORTGAGE-BACKED
                  OBLIGATIONS
                  (Cost $3,957,671)                                   3,995,391
                                                                   ------------


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

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                COMMERCIAL PAPER  - 2.9%
  3,000,000     American General Finance (4)
                   4.412%, 2/14/06                                    2,995,234
                                                                   ------------
                TOTAL COMMERCIAL
                   PAPER
                  (Cost $2,995,234)                                   2,995,234
                                                                   ------------
                CORPORATE OBLIGATION  - 0.2%
    200,000     Twin Reefs Pass-Through  (3)
                   5.420%, 12/10/09                                     200,205
                                                                   ------------
                TOTAL CORPORATE
                  OBLIGATION
                  (Cost $200,362)                                       200,205
                                                                   ------------
                SHORT-TERM INVESTMENT  - 0.9%
    948,998     JPMorgan Chase Time
                   Deposit, 3.97%                                       948,998
                                                                   ------------
                TOTAL SHORT-TERM
                   INVESTMENT
                  (Cost $948,998)                                       948,998
                                                                   ------------
                TOTAL INVESTMENTS -
                   99.5%
                  (Cost $103,143,930)*                              102,775,698
                                                                   ------------
                OTHER ASSETS LESS
                  LIABILITIES - 0.5%                                    486,745
                                                                   ------------
                NET ASSETS - 100.0%                                $103,262,443
                                                                   ============

* At January 31, 2006, the tax basis cost of the Fund's investments was $103,143,930, and the unrealized appreciation and depreciation of investments owned by the Fund were $75,994 and $(444,226), respectively.
(1) Variable Rate Security -- Rate disclosed is as of January 31, 2006.
(2) Security considered illiquid. On January 31, 2006, the value of these securities amounted to $1,143,293, representing 1.1% of the net assets of the Fund.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2006, the value of these securities amounted to $13,342,797, representing 12.9% of the net assets of the Fund.
(4) The rate shown represents the security's effective yield at time of purchase.
FNMA -- Federal National Mortgage Association
IO -- Interest Only Security
LP -- Limited Partnership
Ltd -- Limited
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
SCHRODER U.S. CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                U.S. GOVERNMENT MORTGAGE-BACKED
                OBLIGATIONS - 34.0%
                FHLMC Gold
      2,429        8.000%, 1/01/26                                        2,596
     42,815        6.000%, 12/01/28                                      43,404
  1,841,935        5.500%, 12/01/34                                   1,824,996
    799,361        5.000%, 7/01/33                                      774,734
    936,975        5.000%, 8/01/33                                      908,109
    405,655        4.500%, 3/01/19                                      394,597
                FNMA
     35,167        7.500%, 12/01/29                                      36,885
      6,615        7.000%, 12/01/10                                       6,752
      6,471        7.000%, 5/01/24                                        6,744
     10,382        7.000%, 5/01/26                                       10,820
     51,911        7.000%, 5/01/26                                       54,098
     42,016        6.000%, 12/01/28                                      42,546
     34,161        6.000%, 12/01/28                                      34,592
    538,105        5.500%, 7/01/34                                      532,840
    841,766        5.000%, 11/01/20                                     831,685
    126,980        4.500%, 10/01/33                                     119,546
    125,000        4.250%, 5/15/09                                      122,972
    152,499     FNMA, Series 2004-35, Class AJ
                   4.500%, 1/25/20                                      151,036
                GNMA
     17,560        8.500%, 9/15/30                                       18,960
     51,780        8.000%, 11/15/17                                      55,305
      1,612        8.000%, 6/15/26                                        1,729
        206        7.500%, 6/15/24                                          218
     46,168        7.000%, 7/15/28                                       48,540
     99,653        5.500%, 1/15/34                                      100,130
    355,423        5.500%, 9/20/34                                      355,905
                                                                    -----------
                TOTAL U.S. GOVERNMENT
                  MORTGAGE-BACKED
                  OBLIGATIONS
                  (Cost $6,508,728)                                   6,479,739
                                                                    -----------
                CORPORATE OBLIGATIONS  - 18.0%
    100,000     American International  Group  (1)
                   5.050%, 10/01/15                                      97,571
     30,000     American Movil
                   6.375%, 3/01/35                                       29,018
     65,000     Aon Capital Trust
                   8.205%, 1/01/27                                       76,479


Principal
 Amount $                                                             Value $
---------                                                             -------
     45,000     Assured Guaranty
                   7.000%, 6/01/34                                       48,848
     75,000     Cadbury Schweppes Finance (1)
                   5.125%, 10/01/13                                      73,922
     45,000     Cendant
                   6.875%, 8/15/06                                       45,392
     25,000     CHC Helicopter
                   7.375%, 5/01/14                                       25,500
     40,000     ChinaTrust Commercial
                   Bank  (1) (2)
                   5.625%, 12/29/49                                      38,770
                Citigroup
     85,000        5.850%, 12/11/34                                      87,831
     85,000        5.000%, 9/15/14                                       83,194
    105,000     Comcast Cable Communication
                   8.875%, 5/01/17                                      127,637
    110,000     Cox Communications
                   7.125%, 10/01/12                                     117,228
    100,000     DaimlerChrysler Holdings
                   6.500%, 11/15/13                                     103,975
     70,000     Deutsche Telekom
                   8.750%, 6/15/30                                       87,587
     45,000     Dime Capital Trust I
                   9.330%, 5/06/27                                       49,078
     75,000     Duke Capital LLC
                   5.500%, 3/01/14                                       74,615
     10,000    Exelon
                   4.900%, 6/15/15                                        9,520
                GATX Financial
     40,000        6.000%, 11/19/08                                      40,697
    135,000        5.125%, 4/15/10                                      133,257
     40,000     Goldman Sachs Group
                   5.000%, 10/01/14                                       3,888
     50,000     Halliburton
                   8.750%, 2/15/21                                       65,189
     65,000     ICI Wilmington
                   5.625%, 12/01/13                                      64,266
    100,000     ICICI Bank Singapore  (1)
                   5.750%, 11/16/10                                     100,471
    100,000     ILFC E-Capital Trust II (1) (2)
                   6.250%, 12/21/65                                     100,989
     35,000     ING Groep  (2)
                   5.775%, 12/29/49                                      35,236


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                CORPORATE OBLIGATIONS - (CONTINUED)
     55,000     JetBlue Airways  (2)
                   4.911%, 3/15/14                                       54,261
     45,000     Johnson Controls
                   5.500%, 1/15/16                                       44,575
     40,000     JPMorgan Capital Trust I
                   7.540%, 1/15/27                                       42,141
     10,000     JPMorgan Chase
                   4.750%, 3/01/15                                        9,638
     70,000     Korea Development Bank
                   3.875%, 3/02/09                                       67,651
     35,000     Kraft Foods
                   5.250%, 10/01/13                                      34,682
     65,000     Lehman Brothers Holdings
                   4.500%, 7/26/10                                       63,479
     40,000     Magellan Midstream Partners
                   5.650%, 10/15/16                                      39,980
     15,000     Meritage Homes
                   6.250%, 3/15/15                                       13,800
     25,000     Methanex
                   6.000%, 8/15/15                                       23,944
     90,000     Montpelier Re Holdings
                   6.125%, 8/15/13                                       87,465
     65,000     Morgan Stanley
                   4.750%, 4/01/14                                       61,955
     85,000     Odyssey Re Holdings
                   7.650%, 11/01/13                                      88,995
     65,000     Ohio Power
                   6.600%, 2/15/33                                       70,542
     30,000     Pacific Gas & Electric
                   6.050%, 3/01/34                                       30,649
     50,000     Pemex Project Master Trust (1)
                   5.750%, 12/15/15                                      49,488
     65,000     Plains All American Pipeline
                   7.750%, 10/15/12                                      73,072
     70,000     PPL Energy Supply LLC
                   5.700%, 10/15/15                                      69,204
     30,000     Progress Energy
                   7.750%, 3/01/31                                       35,785
    175,000     Residential Capital  (2)
                   5.670%, 11/21/08                                     176,708
     25,000     Royal Caribbean Cruises
                   7.500%, 10/15/27                                      27,314


Principal
 Amount $                                                             Value $
---------                                                             -------
     30,000     Shinhan Bank  (2)
                   5.663%, 3/02/35                                       28,899
     25,000     Sprint Capital
                   8.750%, 3/15/32                                       32,791
     40,000     Telecom Italia Capital  (2)
                   4.730%, 2/01/11                                       40,299
     40,000     Telecom Itlaia Capital
                   4.950%, 9/30/14                                       37,880
     85,000     Teva Pharmaceutical Finance LLC
                   6.150%, 2/01/36                                       85,687
    180,000     Transatlantic Holdings
                   5.750%, 12/14/15                                     181,943
     45,000     Valero Energy
                   6.875%, 4/15/12                                       48,725
     15,000     Verizon Global Funding
                   5.850%, 9/15/35                                       14,192
     40,000     ZFS Finance USA Trust II (1) (2)
                   6.450%, 12/15/65                                      40,496
                                                                    -----------
                TOTAL CORPORATE OBLIGATIONS
                  (Cost $3,447,050)                                   3,431,398
                                                                    -----------
                MORTGAGE-BACKED OBLIGATIONS  - 17.5%
     25,000     Asset-Backed Funding Certificates,
                   Series 2004-OPT5,
                   Class M2  (2)
                   5.980%, 12/25/33                                      25,504
    440,000     Bear Stearns Commercial
                   Mortgage Securities,
                   Series 2004-PWR, Class A4
                   4.715%, 2/11/41                                      425,073
    395,000     Bear Stearns Commercial
                   Mortgage Securities,
                   Series 2005-T18, Class A4  (2)
                   4.933%, 2/13/42                                      385,458
     62,602     Chase Commercial Mortgage
                   Securities, Series 2000-2,
                   Class A1
                    7.543%, 7/15/32                                      65,397
    255,000     Citibank Credit Card Issuance
                   Trust, Series 2004-A1, Class A1
                   2.550%, 1/20/09                                      249,411


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
    755,832     Countrywide Alternative Loan
                   Trust, Series 2005-65CB,
                   Class 1A7
                   5.500%, 1/25/36                                      754,340
     28,958     Fremont NIM Trust,
                   Series 2005-B  (1)
                   5.500%, 4/25/35                                       28,705
     76,433     GMAC Mortgage Corporation
                   Loan Trust, Series
                   2004-HLT1, Class A2
                   3.870%, 5/25/25                                       75,461
     20,000     Home Equity Asset Trust,
                   Series 2003-1, Class B2  (2)
                   8.780%, 6/25/33                                       20,195
     18,203     Long Beach Asset Holdings,
                   Series 2005-2, Class N1  (1)
                   4.150%, 4/25/35                                       18,185
     66,738     Merrill Lynch Mortgage Investors,
                   Series 2005-SL1, Class A
                   4.730%, 6/25/35                                       66,789
    215,000     Morgan Stanley Capital I,
                   Series 2003-T11, Class A3
                   4.850%, 6/13/41                                      211,386
    825,000     Morgan Stanley Capital I,
                   Series 2004-T15, Class A4  (2)
                   5.270%, 6/13/41                                      823,273
    160,000     Morgan Stanley Dean Witter
                   Capital I, Series 2002-TOP7,
                   Class A2
                   5.980%, 1/15/39                                      166,447
     12,476     Option One Mortgage Loan Trust,
                   Series 2002-3, Class M2
                   5.660%, 8/25/32                                       12,514
      7,002     Salomon Brothers Mortgage
                   Securities VII,
                   Series 2001-CPB1, Class A  (2)
                   5.658%, 12/25/30                                       7,005
                                                                    -----------
                TOTAL MORTGAGE-BACKED
                  OBLIGATIONS
                  (Cost $3,351,677)                                   3,335,143
                                                                    -----------


Principal
 Amount $                                                             Value $
---------                                                             -------
                U.S. TREASURY OBLIGATIONS - 11.1%
    600,000     U.S. Treasury Bill (3)
                   4.102%, 3/09/06                                      597,506
                U.S. Treasury Bonds
    630,000        6.125%, 8/15/29                                      753,933
    530,000        5.375%, 2/15/31                                      583,621
    180,000     U.S. Treasury Note
                   4.500%, 11/15/15                                     179,642
                                                                    -----------
                TOTAL U.S. TREASURY
                  OBLIGATIONS
                  (Cost $2,100,819)                                   2,114,702
                                                                    -----------
                COMMERCIAL PAPER  - 9.4%
    900,000     American General Finance (3)
                   4.411%, 2/14/06                                      898,570
    900,000     General Electric Capital (3)
                   4.498%, 3/03/06                                      896,640
                                                                    -----------
                TOTAL COMMERCIAL PAPER
                  (Cost $1,795,210)                                   1,795,210
                                                                    -----------
                COLLATERALIZED MORTGAGE
                OBLIGATIONS  - 4.5%
    166,782     American Home Mortgage
                   Investment Trust,
                   Series 2005-1, Class 1A1
                   4.750%, 6/25/45                                      166,678
     75,185     Citigroup Mortgage Loan
                   Trust, Series 2003-1,
                   Class WA2
                   6.500%, 10/25/33                                      76,148
    370,874     Citigroup Mortgage Loan
                   Trust, Series 2003-UP3,
                   Class A2
                   7.000%, 9/25/33                                      373,598
    234,590     Citigroup Mortgage Loan
                   Trust, Series 2005-1,
                   Class 3A1
                   6.500%, 4/25/35                                      238,476
                                                                    -----------
                TOTAL COLLATERALIZED
                  MORTGAGE OBLIGATIONS
                  (Cost $868,786)                                       854,900
                                                                    -----------
                ASSET-BACKED SECURITIES  - 2.8%
     53,013     GSAMP Trust, Series 2005-SD1,
                   Class A1  (1) (2)
                   4.870%, 12/25/34                                      53,155


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                ASSET-BACKED SECURITIES - (CONTINUED)
    239,316     Hedged Mutual Fund Fee Trust,
                   Series 2003-1A, Class 2  (1)
                   5.220%, 11/30/10                                     237,521
    263,416     Hedged Mutual Fund Fee Trust,
                   Series 2003-2, Class 2  (1)
                   4.840%, 3/02/11                                      257,983
                                                                    -----------
                TOTAL ASSET-BACKED
                  SECURITIES
                  (Cost $555,731)                                       548,659
                                                                    -----------
                SHORT-TERM INVESTMENT  - 1.1%
    209,705     JPMorgan Chase Time Deposit,
                   3.97%                                                209,705
                                                                    -----------
                TOTAL SHORT-TERM
                  INVESTMENT
                  (Cost $209,705)                                       209,705
                                                                    -----------
                TOTAL INVESTMENTS -
                  98.4%
                  (Cost $18,837,706)*                                18,769,456
                                                                    -----------
                OTHER ASSETS LESS
                  LIABILITIES - 1.6%                                    299,863
                                                                    -----------
                NET ASSETS - 100.0%                                 $19,069,319
                                                                    ===========

* At January 31, 2006, the tax basis cost of the Fund's investments was $18,837,706, and the unrealized appreciation and depreciation of investments owned by the Fund were $66,781 and $(135,031), respectively.
(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2006, the value of these securities amounted to $1,097,256, representing 5.8% of the net assets of the Fund.
(2) Variable Rate Security -- Rate disclosed is as of January 31, 2006.
(3) The rate shown represents the security's effective yield at time of purchase.
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS  - 85.7%
                ALABAMA - 1.3%
    250,000     Crenshaw County, Industrial
                   Development Board RB,
                   Sister Schuberts
                   Project, AMT,
                   Pre-Refunded @ 100,
                   (LOC: AmSouth Bank of
                   Alabama)  (1) (2)
                   5.600%, 3/01/08                                      255,100
    775,000     Jefferson County, Limited
                   Obligation School RB
                   Warrants, Series A
                   5.250%, 1/01/15                                      833,621
    630,000     Jefferson County,
                   Multi-Family Housing
                   Authority RB Warrants,
                   Mitchell Investments,
                   Series A, (LOC: Regions
                   Bank)
                   5.400%, 9/01/12                                      654,356
                                                                   ------------
                                                                      1,743,077
                ARIZONA - 1.6%
    290,000     Phoenix, Industrial
                   Development Authority
                   RB, Hacienda Sunnyslope
                   Project, Series A, AMT, GNMA
                   4.350%, 7/20/15                                      290,664
     35,000     Pima County GO, ETM
                   6.750%, 11/01/09                                      36,310
  1,740,000     State Health Facilities
                   Authority RB, Phoenix
                   Baptist Hospital &
                   Medical Center, MBIA, ETM
                   6.250%, 9/01/11                                    1,824,930
                                                                   ------------
                                                                      2,151,904
                ARKANSAS - 7.6%
    570,000     Baxter County, Hospital
                   Revenue Authority RB,
                   Refunding & Improvement
                   Project, Series A
                   5.375%, 9/01/14                                      588,348
  4,550,000     Cabot, Sales & Use Tax RB,
                   XLCA
                   4.300%, 12/01/31                                   4,600,732


Principal
 Amount $                                                              Value $
---------                                                              -------
                ARKANSAS - (CONTINUED)
  1,000,000     Drew County, Industrial
                   Development RB, JP Price
                   Lumber Project, Series
                   B, ADFA, AMT  (3)
                   5.000%, 2/01/16                                    1,027,740
    100,000     Farmington, Sales & Use Tax RB
                   4.600%, 4/01/25                                      100,854
  1,300,000     Little Rock, Library Construction
                   GO, Series A
                   4.250%, 3/01/23                                    1,277,965
    250,000     Pine Bluff, Industrial
                   Development RB,
                   Weyerhaeuser Project
                   5.500%, 11/01/07                                     259,078
  1,275,000     Springdale, Sales & Use Tax
                   RB, MBIA
                   4.000%, 7/01/16                                    1,263,589
  1,000,000     Stuttgart, Sales & Use Tax
                   RB, AMBAC
                   4.200%, 10/01/31                                     990,470
                                                                    -----------
                                                                     10,108,776
                CALIFORNIA - 8.3%
    185,000     Anaheim, Memorial Hospital
                   Association COP, AMBAC,
                   ETM
                   5.125%, 5/15/20                                      185,958
    575,000     Benicia, Unified School
                   District GO, Series B,
                   MBIA  (4)
                   4.589%, 8/01/18                                      306,929
     35,000     California State GO
                   3.625%, 5/01/07                                       35,006
     25,000     California State GO, Series
                   BT, AMT
                   5.100%, 12/01/13                                      25,286
     85,000     California Statewide
                   Communities Development
                   Authority COP, Kaiser
                   Remarket, FSA, ETM
                   5.300%, 12/01/15                                      87,491
  8,390,000     Contra Costa Home Mortgage
                   Finance RB, Multi-Family
                   Housing, MBIA, ETM  (4)
                   6.481%, 9/01/17                                    4,014,951


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                CALIFORNIA - (CONTINUED)
    175,000     Delta County Home Mortgage
                   Finance RB, Single-Family
                   Mortgage Backed Securities,
                   Series A, AMT, MBIA,
                   GNMA, FNMA
                   5.350%, 6/01/24                                      175,544
    650,000     Los Angeles, Multi-Family
                   Housing RB, Colorado
                   Terrace Project, Series
                   H, AMT, GNMA
                   4.350%, 11/20/12                                     655,376
  3,915,000     Manteca, Financing
                   Authority Sewer RB,
                   Series B, MBIA
                   5.000%, 12/01/33                                   3,933,479
    500,000     Orange County, Apartment
                   Development RB, WLCO
                   Local Multi-Family
                   Housing, Issue G, Series
                   3, FNMA  (5)
                   2.970%, 11/15/28                                     500,000
     10,000     Placer County, Water Agency
                   RB, Middle Fork Project
                   3.750%, 7/01/12                                        9,973
     75,000     Sacramento County, Sacramento
                   Main Detention Center COP,
                   MBIA, ETM
                   5.500%, 6/01/10                                       78,500
     10,000     Sacramento County, Sanitation
                   Authority RB, ETM
                   5.125%, 12/01/10                                      10,075
    203,000     San Bernardino County,
                   Transportation Authority
                   RB, Series A, FGIC, ETM
                   6.000%, 3/01/10                                      214,273
    400,000     Simi Valley, Multi-Family
                   Housing RB, Lincoln Wood
                   Ranch, FHLMC  (5)
                   2.970%, 6/01/10                                      400,000
    155,000     Southern California, Public
                   Power Authority RB, Palo
                   Verde Project, Series A,
                   ETM
                   5.000%, 7/01/17                                      155,239


Principal
 Amount $                                                             Value $
---------                                                             -------
                CALIFORNIA - (CONTINUED)
    130,000     State Public Works Board
                   RB, San Jose Facilities,
                   Series A
                   7.750%, 8/01/06                                      132,353
    200,000     Valley Center, Unified
                   School District GO,
                   Capital Appreciation,
                   Series A,
                   MBIA  (4)
                   4.521%, 9/01/17                                      108,544
                                                                   ------------
                                                                     11,028,977
                COLORADO - 7.3%
  3,595,000     Adonea, Metropolitan District
                   No. 2 RB, Series B,
                   (LOC: Compass Bank)
                   4.375%, 12/01/15                                   3,559,985
    870,000     Beacon Point, Metropolitan
                   District RB, Series B,
                   (LOC: Compass Bank)
                   4.375%, 12/01/15                                     856,637
    100,000     Denver City & County COP,
                   Series A, MBIA,
                   Pre-Refunded @ 100  (2)
                   5.000%, 5/01/08                                      103,470
  1,790,000     High Plains, Metropolitan
                   District RB, (LOC:
                   Compass Bank)
                   4.375%, 12/01/15                                   1,783,252
    500,000     Interlocken Metropolitan
                   District GO, Series A,
                   RADIAN
                   5.750%, 12/15/11                                     536,535
    810,000     State Educational &
                   Cultural Facilities
                   Authority RB, Charter
                   School, Peak to Peak,
                   XLCA
                   3.000%, 8/15/09                                      795,598
    365,000     State Educational &
                   Cultural Facilities
                   Authority RB, Parker
                   Core Charter School,
                   XLCA
                   3.500%, 11/01/14                                     347,465
     30,000     State Health Facility
                   Authority RB, Series A,
                   ETM
                   5.350%, 11/01/16                                      30,881


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                COLORADO - (CONTINUED)
                Teller County, COP, Assured
                   Guaranty
    400,000        5.000%, 12/01/24                                     424,532
    120,000        4.550%, 12/01/18                                     122,185
    310,000        4.500%, 12/01/17                                     315,657
    300,000        4.400%, 12/01/16                                     304,533
    150,000        4.150%, 12/01/13                                     150,990
    190,000        3.500%, 12/01/09                                     188,448
    180,000        3.150%, 12/01/07                                     179,489
                                                                   ------------
                                                                      9,699,657
                CONNECTICUT - 0.8%
    150,000     Connecticut State GO, Series A,
                   Pre-Refunded @ 100  (2)
                   6.500%, 3/15/06                                      150,599
     50,000     Greenwich, New Public
                   Housing Authority RB
                   5.250%, 5/01/08                                       51,899
    785,000     Stamford, Multi-Family Housing
                   RB, Fairfield Apartments
                   Project, AMT, Mandatory
                   Put  (6)
                   4.750%, 12/01/08                                     800,755
     80,000     State Health & Educational
                   Facilities RB, Danbury
                   Hospital, ETM
                   7.875%, 7/01/09                                       85,798
                                                                   ------------
                                                                      1,089,051
                DELAWARE - 0.6%
    825,000     State Economic Development
                   Authority RB, Delmarva
                   Power & Light, Series D,
                   AMT
                   5.650%, 7/01/28                                      870,251
                                                                   ------------
                DISTRICT OF COLUMBIA - 0.8%
    500,000     District of Columbia GO,
                   Series B, FSA, ETM
                   5.500%, 6/01/14                                      535,520


Principal
 Amount $                                                             Value $
---------                                                             -------
                DISTRICT OF COLUMBIA - (CONTINUED)
                Hospital RB, Medlantic Healthcare
                   Group, Series A, MBIA, ETM
    100,000        5.750%, 8/15/14                                      103,302
    410,000        5.750%, 8/15/26                                      422,956
                                                                   ------------
                                                                      1,061,778
                FLORIDA - 4.4%
     50,000     Clearwater, Housing
                   Authority RB, Affordable
                   Housing Acquisition
                   Program, FSA
                   4.950%, 6/01/07                                       50,737
    643,316     Dade County, Single-Family
                   Housing Finance
                   Authority RB, Series
                   B-1, AMT, GNMA, FNMA
                   6.100%, 4/01/27                                      644,783
                Gulf Breeze, Local Government
                   RB, FGIC, Mandatory
                   Put  (5) (6)
  1,135,000        4.000%, 12/01/14                                   1,125,534
    600,000        4.000%, 12/01/15                                     588,726
    500,000     Hillsborough County School
                   Board COP, Series B,
                   MBIA
                   5.000%, 7/01/18                                      532,110
    175,000     Jacksonville, Electric
                   Authority RB, ETM
                   5.375%, 7/01/12                                      183,766
     10,000     Jacksonville, Electric
                   Authority RB, Third
                   Installment, ETM
                   6.800%, 7/01/12                                       10,982
    125,000     Jacksonville, Health Facilities RB,
                   Daughters of Charity, MBIA,
                   ETM (1)
                   5.000%, 11/15/15                                     125,186
     60,000     Orange County, Tourist
                   Division RB, AMBAC, ETM
                   6.000%, 10/01/16                                      60,269
     50,000     Orange County, Tourist
                   Division RB, Orange
                   County Convention,
                   AMBAC, ETM
                   9.250%, 9/01/07                                       52,843


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                FLORIDA - (CONTINUED)
  1,060,000     Orange County, Tourist
                   Division RB, Series A,
                   AMBAC, ETM
                   6.250%, 10/01/13                                   1,134,009
    665,000     Pinellas County, Housing
                   Finance Authority RB,
                   Multi-County Program,
                   Series A-3, AMT, GNMA,
                   FNMA
                   4.000%, 3/01/25                                      662,008
     25,000     State GO, ETM
                   5.900%, 7/01/08                                       25,728
    120,000     Tampa, Allegany Health
                   System RB, Saint
                   Anthony, MBIA, ETM
                   5.125%, 12/01/15                                     120,472
     65,000     Tampa, Allegany Health
                   System RB, Saint Joseph,
                   MBIA, ETM
                   5.125%, 12/01/23                                      65,255
    340,000     Tampa, Allegany Health
                   System RB, Saint Mary's,
                   MBIA, ETM
                   5.125%, 12/01/23                                     341,387
    190,000     Vero Beach, Electric RB,
                   MBIA, ETM
                   6.500%, 12/01/07                                     196,633
                                                                   ------------
                                                                      5,920,428
                GEORGIA - 0.3%
     45,000     Fulco, Hospital Authority
                   RB, Saint Joseph
                   Hospital, ETM
                   5.375%, 10/01/09                                      45,058
     40,000     Gwinnett County, Water &
                   Sewer RB, MBIA, ETM
                   6.100%, 3/01/08                                       42,178
    490,000     Municipal Electric
                   Authority Power RB,
                   Capital Appreciation,
                   Series Q,
                   MBIA  (4)
                   6.785%, 1/01/12                                      342,829
                                                                   ------------
                                                                        430,065


Principal
 Amount $                                                             Value $
---------                                                             -------
                IDAHO - 0.2%
    205,000     State Housing & Finance
                   Association RB, Single-Family
                   Mortgage, Series D, Class III,
                   AMT
                   5.400%, 7/01/21                                      212,780
                                                                   ------------
                ILLINOIS - 12.9%
  4,460,000     Bolingbrook, Sales Tax RB (4)
                   1.277%, 1/01/15                                    4,036,300
    600,000     Calhoun & Greene Counties,
                   Community School
                   District
                   No. 40 GO
                   4.700%, 1/01/16                                      610,524
  2,000,000     Chicago, Kingsbury
                   Redevelopment Project
                   TAN, Series A
                   6.570%, 2/15/13                                    2,097,880
  1,000,000     Chicago, Lake Shore East SA
                   6.750%, 12/01/32                                   1,081,610
  4,598,000     Pingree Grove, Special Services
                   Area, Cambridge Lakes Project,
                   Series 05-1
                   5.250%, 3/01/15                                    4,657,452
    690,000     State Education Facilities Authority
                   RB, Capital Appreciation,
                   Pre-Refunded @ 57.17 (2) (4)
                   4.861%, 7/01/09                                      340,584
  1,120,000     State Financial Authority RB,
                   Medical District Common
                   Project, Series A, CIFG
                   4.125%, 9/01/18                                    1,114,523
    850,000     State Financial Authority RB,
                   Metropolis Project
                   5.000%, 12/01/24                                     854,377
  1,430,000     State Health Facilities Authority
                   RB, Hinsdale Hospital,
                   Series A, ETM
                   6.950%, 11/15/13                                   1,582,367


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                ILLINOIS - (CONTINUED)
    275,000     State Health Facilities Authority
                   RB, Hospital of Sisters
                   Services, Series A, FSA,
                   Optional Put
                   4.500%, 12/01/23                                     279,056
    575,000     Will County, Community
                   School District GO,
                   Alternative Revenue
                   Source Larway
                   5.625%, 12/01/23                                     603,135
                                                                   ------------
                                                                     17,257,808
                INDIANA - 2.7%
                Gary, Sanitation District, Special
                   Taxing District, RADIAN
    250,000        5.000%, 2/01/12                                      263,098
    270,000        5.000%, 2/01/13                                      284,405
     70,000     Indianapolis, Industrial Utilities
                   District RB, ETM
                   7.000%, 6/01/08                                       72,475
                Maconaquah, School District RB,
                   Energy Management
                   Financing Project
    286,756        5.000%, 1/01/12                                      298,837
    301,093        5.000%, 1/01/13                                      314,543
    316,148        5.000%, 1/01/14                                      330,925
    261,339        4.750%, 1/01/10                                      268,487
    273,752        4.750%, 1/01/11                                      281,633
    232,329        4.000%, 1/01/07                                      233,047
    241,622        4.000%, 1/01/08                                      242,574
    251,287        4.000%, 1/01/09                                      251,953
     95,000     State Health Facility
                   Financing Authority RB,
                   Ancilla Systems, MBIA,
                   ETM
                   5.250%, 7/01/22                                       98,113
                State Health Facility
                   Financing Authority RB,
                   Methodist Hospital,
                   Series A, AMBAC, ETM
    100,000        5.750%, 9/01/11                                      100,192
    360,000        5.750%, 9/01/15                                      364,640


Principal
 Amount $                                                             Value $
---------                                                             -------
                INDIANA - (CONTINUED)
    205,000     Wells County, Hospital
                   Authority RB, ETM
                   7.250%, 4/01/09                                      210,916
                                                                   ------------
                                                                      3,615,838
                KANSAS - 1.0%
    230,000     Shawnee, Multi-Family
                   Housing RB, Thomasbrook
                   Apartments, Series A,
                   AMT, FNMA
                   5.250%, 10/01/14                                     235,483
  1,000,000     University of Kansas
                   Hospital Authority RB,
                   KU Health Systems,
                   Series A, AMBAC
                   5.400%, 9/01/13                                    1,055,600
                                                                   ------------
                                                                      1,291,083
                KENTUCKY - 2.2%
     40,000     Jefferson County, Health
                   Facilities RB, Alliant
                   Health Systems, MBIA, ETM
                   5.125%, 10/01/27                                      40,896
  1,935,000     Marshall County, Public
                   Property Corporation RB,
                   Courthouse Facility
                   Project
                   5.250%, 3/01/23                                    2,092,625
    675,000     State Area Development
                   Districts Financing GO,
                   Henderson, Series G1
                   5.750%, 12/01/20                                     708,689
     35,000     State Turnpike Authority
                   RB, ETM
                   6.125%, 7/01/07                                       35,774
                                                                   ------------
                                                                      2,877,984
                LOUISIANA - 0.3%
    350,000     Calcasieu Parish, Public
                   Transportation Authority RB,
                   Single-Family Mortgage,
                   Series A, AMT, GNMA, FNMA
                   5.850%, 10/01/32                                     356,545
                                                                   ------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                MASSACHUSETTS - 2.5%
    125,000     State Development Finance
                   Agency RB, Curry
                   College, Series A, ACA
                   3.875%, 3/01/15                                      121,597
    545,000     State Development Finance
                   Agency RB, Seven Hills
                   Foundation & Affiliates,
                   RADIAN
                   4.500%, 9/01/16                                      554,756
    500,000     State Health & Educational
                   Facilities Authority RB,
                   Cape Cod Healthcare,
                   Series C, RADIAN
                   5.250%, 11/15/17                                     528,250
  1,000,000     State Health & Educational
                   Facilities Authority RB,
                   Mass General Hospital,
                   Series F, AMBAC
                   6.250%, 7/01/12                                    1,085,520
    950,000     State Health & Educational
                   Facilities Authority RB,
                   Nichols College Issue,
                   Series C
                   6.000%, 10/01/17                                   1,003,808
                                                                   ------------
                                                                      3,293,931
                MICHIGAN - 1.1%
  1,010,000     Kalamazoo, Hospital Finance
                   Authority RB, Borgess
                   Medical Center, Series
                   A, AMBAC, ETM
                   5.625%, 6/01/14                                    1,038,038
     10,000     State Hospital Finance
                   Authority RB, Charity
                   Obligatory Group, Series
                   A, ETM
                   5.000%, 11/01/19                                      10,508
     70,000     State Hospital Finance
                   Authority RB, Daughters
                   of Charity Hospital,
                   ETM
                   5.250%, 11/01/10                                      70,815


Principal
 Amount $                                                             Value $
---------                                                             -------
                MICHIGAN - (CONTINUED)
     10,000     State Hospital Finance
                   Authority RB, Mercy
                   Health Services RB,
                   MBIA, ETM
                   5.750%, 8/15/26                                       10,428
     45,000     State Hospital Finance
                   Authority RB, Mercy
                   Health Services, Series
                   Q, AMBAC, ETM
                   5.375%, 8/15/26                                       45,867
                State Hospital Finance
                   Authority RB, Saint John
                   Hospital,
                Series A, AMBAC, ETM
    240,000        6.000%, 5/15/13                                      253,915
     25,000        5.750%, 5/15/16                                       26,030
     45,000     State Hospital Finance
                   Authority RB, Saint John
                   Hospital, AMBAC, ETM
                   5.250%, 5/15/26                                       46,100
                                                                   ------------
                                                                      1,501,701
                MINNESOTA - 0.7%
  1,335,000     Burnsville, Hospital System
                   RB, Fairview Community
                   Hospitals, ETM  (4)
                   5.780%, 5/01/12                                      902,179
     45,000     Coon Rapids, Hospital RB,
                   Health Central, ETM
                   7.625%, 8/01/08                                       47,257
                                                                   ------------
                                                                        949,436
                MISSISSIPPI - 1.6%
    310,000     Horn Lake SA, Desoto
                   Commons, AMBAC
                   5.000%, 4/15/17                                      329,871
                Meridian, Housing Authority
                   RB, Series A, AMT (1)
  1,200,000        5.000%, 9/01/15                                    1,207,824
    655,000        5.000%, 9/01/25                                      652,544
                                                                   ------------
                                                                      2,190,239


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                MISSOURI - 3.8%
    795,000     Boone County, Industrial
                   Development Authority
                   RB, Otscon Project, AMT,
                   Mandatory Put, (LOC:
                   Boone County National
                   Bank)  (5)
                   5.125%, 5/01/12                                      795,294
  1,000,000     Brentwood, Tax Increment
                   TA, Brentwood Pointe
                   Project
                   4.500%, 5/01/23                                    1,005,700
    850,000     Brentwood, Tax Increment
                   TA, Brentwood Square
                   Project
                   4.500%, 5/01/22                                      840,786
    750,000     Hannibal, Industrial
                   Development Authority
                   Tax, Stardust-Munger
                   Project
                   4.700%, 4/15/23                                      723,345
                Ozark Centre,
                   Transportation
                   Development District RB
    175,000        5.375%, 9/01/32                                      174,450
    200,000        4.875%, 9/01/24                                      200,550
                State Development Finance
                   Board Infrastructure
                   Facility RB, Branson
                   Landing Project,
                   Series A
    180,000        4.250%, 6/01/13                                      176,908
    100,000        4.125%, 6/01/12                                       98,300
    130,000        4.000%, 6/01/10                                      128,948
    125,000        4.000%, 6/01/11                                      123,089
    500,000     State Development Finance
                   Board Infrastructure
                   Facility TA, Triumph
                   Foods Project,
                   Series A
                   5.250%, 3/01/25                                      517,055
     60,000     State Higher Education Loan
                   Authority RB, Student
                   Loan Sub Lien, AMT
                   6.500%, 2/15/06                                       60,056


Principal
 Amount $                                                             Value $
---------                                                             -------
                MISSOURI - (CONTINUED)
    280,000     State Housing Development
                   Community RB,
                   Single-Family Homeown
                   Loan Program, Series
                   A-1, GNMA
                   5.000%, 3/01/17                                      281,859
                                                                   ------------
                                                                      5,126,340
                MONTANA - 0.2%
                State Board Investment RB,
                   Payroll Tax Workers
                   Compensation Project,
                   MBIA, ETM
    165,000        6.875%, 6/01/11                                      176,659
    115,000        6.700%, 6/01/06                                      116,214
                                                                   ------------
                                                                        292,873
                NEBRASKA - 1.0%
     15,000     Scotts Bluff County,
                   Hospital Authority No. 1
                   RB, Regional West
                   Medical Center
                   6.375%, 12/15/08                                      15,028
                State Educational Finance
                   Authority RB, Dana
                   College, Series A
    200,000        4.500%, 3/15/13                                      197,712
    195,000        4.500%, 3/15/14                                      191,609
    180,000        4.350%, 3/15/12                                      177,331
                State Educational Finance
                   Authority RB, Dana
                   College, Series D
    170,000        5.400%, 3/15/25                                      174,823
    240,000        5.200%, 3/15/20                                      245,866
     50,000        4.950%, 3/15/16                                       50,770
     50,000        4.850%, 3/15/15                                       50,694
     45,000        4.700%, 3/15/13                                       45,437
     50,000        4.700%, 3/15/14                                       50,323
     45,000        4.550%, 3/15/12                                       45,065
     40,000        4.450%, 3/15/11                                       40,060
                                                                   ------------
                                                                      1,284,718


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                NEVADA - 1.1%
  1,440,000     Rural Housing Authority RB,
                   Single-Family Housing,
                     Series A, AMT, GNMA,
                     FNMA  (3) (5)
                   4.500%, 8/01/38                                    1,498,594
                                                                   ------------
                NEW HAMPSHIRE - 0.1%
    185,000     State Health & Educational
                   Facilities Authority RB,
                   Speare Memorial
                   Hospital
                   5.000%, 7/01/12                                      187,067
                                                                   ------------
                NEW JERSEY - 2.5%
     35,000     Atlantic County,
                   Improvement Authority
                   RB, Series A, AMBAC,
                   ETM
                   7.300%, 3/01/06                                       35,118
    150,000     Burlington County, Bridge
                   Commission RB, County
                   Guaranteed Governmental
                   Leasing Program
                   5.250%, 8/15/15                                      162,153
                Health Care Facilities RB,
                   Allegany Health, Our
                   Lady of Lourdes, MBIA,
                   ETM
     30,000        5.200%, 7/01/18                                       31,319
     50,000        5.125%, 7/01/13                                       51,774
    145,000     Health Care Facilities RB,
                   Community Memorial
                   Hospital Toms River,
                   ETM
                   6.750%, 7/01/09                                      152,926
     75,000     Health Care Facilities RB,
                   Mercer Medical Center,
                   ETM
                   7.000%, 7/01/08                                       78,251
  1,265,000     State Economic Development
                   Authority RB, Wanaque
                   Convalescent Center
                   Project, Series A, (LOC:
                   Sovereign Bank)
                   3.750%, 2/15/12                                    1,249,681


Principal
 Amount $                                                             Value $
---------                                                             -------
                NEW JERSEY - (CONTINUED)
  1,500,000     Union County, Industrial
                   Pollution Control RB,
                   American Cyanamid (GA:
                   Wyeth)
                   5.800%, 9/01/09                                    1,576,980
                                                                   ------------
                                                                      3,338,202
                NEW MEXICO - 0.1%
     80,000     State Mortgage Finance
                   Authority RB,
                   Single-Family Mortgage,
                   Series B-2, AMT, GNMA,
                   FNMA, FHLMC
                   5.550%, 1/01/30                                       81,646
     60,000     State Severance Tax RB,
                   Pre-Refunded @ 100  (2)
                   5.000%, 7/01/07                                       61,407
                                                                   ------------
                                                                        143,053
                NEW YORK - 1.2%
    150,000     Hempstead Town, Industrial
                   Development Agency RB,
                   Adelphi University Civic
                   Facilities
                   5.250%, 2/01/13                                      155,584
     15,000     Metropolitan Transportation
                   Authority RB, Commuter
                   Facilities, Series D,
                   MBIA, ETM
                   5.000%, 7/01/12                                       15,491
                Metropolitan Transportation
                   Authority RB, Grand
                   Central Terminal - 2,
                   AMT, FSA, ETM
     50,000        5.500%, 7/01/12                                       50,435
     55,000        5.400%, 7/01/11                                       55,437
    375,000     Metropolitan Transportation
                   Authority RB, Service
                   Contract, Series R, ETM
                   5.500%, 7/01/11                                      396,656
    135,000     State Urban Development RB,
                   Capital Appreciation  (4)
                   5.746%, 1/01/11                                      101,790
    100,000     State Urban Development RB,
                   Capital Appreciation,
                   FSA  (4)
                   5.830%, 1/01/11                                       75,299


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                NEW YORK - (CONTINUED)
     75,000     State Urban Development RB,
                   Capital Appreciation,
                     MBIA  (4)
                   5.782%, 1/01/11                                       56,474
     33,000     Suffolk County, Water
                   Authority RB, Waterworks,
                   Series V, ETM
                   7.000%, 6/01/06                                       33,411
    150,000     Triborough Bridge & Tunnel
                   Authority RB, General
                   Purpose, Series A, ETM
                   5.000%, 1/01/24                                      150,203
    500,000     Triborough Bridge & Tunnel
                   Authority RB, General
                   Purpose, Series A,
                   MBIA, ETM
                   5.000%, 1/01/24                                      502,560
                                                                   ------------
                                                                      1,593,340
                NORTH CAROLINA - 0.7%
    345,000     Mecklenburg County,
                   Multi-Family Housing RB,
                   Little Rock Apartments,
                   AMT, FNMA
                   3.500%, 1/01/12                                      332,808
    360,000       Pitt County, Memorial
                   Hospital RB, ETM
                   5.250%, 12/01/21                                     375,811
    210,000     State Medical Care
                   Community Hospital RB,
                   Saint Joseph Hospital
                   Project, AMBAC, ETM
                   5.100%, 10/01/14                                     212,421
                                                                   ------------
                                                                        921,040
                NORTH DAKOTA - 0.3%
                State Housing Finance
                   Agency RB, Housing
                   Finance Program Home
                   Mortgage, Series B, AMT,
                   SPA-FHLB
    250,000        4.125%, 7/01/11                                      247,662
    210,000        4.000%, 7/01/10                                      207,346
                                                                   ------------
                                                                        455,008
Principal
 Amount $                                                             Value $
---------                                                             -------
                OHIO - 0.4%
                Columbus, Sewer Improvement
                   Bonds GO, ETM
    170,000        6.750%, 9/15/07                                      172,815
    150,000        6.000%, 9/15/11                                      151,805
     50,000        State Building Authority
                   RB, State Facilities,
                   Administration Building
                   Fund Projects, Series A,
                   Pre-Refunded @ 101  (2)
                   5.250%, 10/01/08                                      52,807
    100,000     Wood County, Industrial
                   Development RB, Schutz
                   Container Systems
                   Project, Series B, AMT
                   (LOC: Bayerische
                   Hypo-und Vereinsbank) (5)
                   7.125%, 6/01/13                                      106,702
                                                                    -----------
                                                                        484,129
                OKLAHOMA - 0.2%
    230,000     Tulsa County, Home Finance
                   Authority RB,
                   Single-Family Mortgage,
                   FGIC, ETM
                   6.900%, 8/01/10                                      247,632
                                                                   ------------
                OREGON - 1.0%
    825,000     Portland, Housing Authority
                   RB, New Columbia
                   Development, Capital
                   Funding Program, AMT
                   4.300%, 10/01/15                                     820,149
    475,000     State Facilities Authority
                   RB, College Inn Student
                   Housing, Series B
                   6.250%, 7/01/11                                      477,347
                                                                   ------------
                                                                      1,297,496
                PENNSYLVANIA - 3.8%
    170,000     Allegheny County, Hospital
                   Development Authority
                   RB, Children's Hospital
                   of Pittsburgh, MBIA,
                   ETM
                   5.300%, 7/01/26                                      182,128


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                PENNSYLVANIA - (CONTINUED)
     60,000     Allegheny County, Hospital
                   Development Authority
                   RB, Pittsburgh Mercy
                   Health Systems, AMBAC,
                   ETM
                   5.625%, 8/15/26                                       61,648
     10,000     Berks County GO, Second
                   Series, MBIA
                   3.300%, 11/15/09                                       9,941
    400,000     Chester, Upland School
                   District GO
                   4.200%, 5/15/13                                      401,536
    970,000     Chester, Upland School
                   District GO, XLCA
                   4.850%, 9/15/16                                    1,033,603
    100,000     Dauphin County, General
                   Authority RB, AMBAC,
                   Mandatory Put  (6)
                   4.550%, 6/01/08                                      101,997
     80,000     Dauphin County, General
                   Authority RB,
                   Hapsco-Western
                   Pennsylvania Hospital
                   Project, Series A-1,
                   MBIA, ETM
                   5.500%, 7/01/13                                       86,783
    105,000     Erie, Higher Education
                   Building Authority RB,
                   Gannon University
                   Project, AMBAC, ETM
                   7.375%, 6/01/08                                      109,961
     50,000     Hempfield, School District
                   GO, ETM
                   7.200%, 10/15/09                                      53,901
    400,000     Montgomery County,
                   Industrial Development
                   Authority RB, Adult
                   Communities Total
                   Services, Series B
                   5.750%, 11/15/17                                     413,796


Principal
 Amount $                                                             Value $
---------                                                             -------
                PENNSYLVANIA - (CONTINUED)
  1,175,000     Philadelphia, Multi-Family
                   Housing Redevelopment
                   Authority RB, Pavilion
                   Apartments Project,
                   Series A, AMT, HUD
                   Section 236
                   4.250%, 10/01/16                                   1,163,708
    500,000     Philadelphia, School
                   District GO, Series D,
                   FSA
                   5.000%, 6/01/15                                      539,125
     45,000     Pittsburgh GO, Series C,
                   ETM
                   7.000%, 3/01/07                                       46,321
    755,000     State Higher Educational
                   Facilities Authority RB,
                   Allegheny Delaware
                   Valley Obligation,
                   Series A, MBIA
                   5.700%, 11/15/11                                     824,279
     55,000     State Higher Educational
                   Facilities Authority RB,
                   Tenth Series, ETM
                   6.900%, 7/01/07                                       56,420
                                                                   ------------
                                                                      5,085,147
                RHODE ISLAND - 1.0%
     55,000     State Depositors Economic
                   Protection RB, Series B,
                   MBIA, ETM
                   6.000%, 8/01/17                                       58,764
                Woonsocket, Housing
                   Authority RB, Capital
                   Funds Housing Project
    385,000        4.500%, 9/01/10                                      399,938
    400,000        4.500%, 9/01/11                                      415,996
    420,000        4.500%, 9/01/12                                      436,224
                                                                   ------------
                                                                      1,310,922
                SOUTH CAROLINA - 0.2%
    240,000     Greenville County, Airport
                   RB, Donaldson Industrial
                   Air Park Project, AMT
                   6.125%, 10/01/17                                     251,820
                                                                   ------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                TENNESSEE - 1.8%
    230,000     Nashville & Davidson
                   Counties, Metropolitan
                   Government Cab Converter
                   RB, FGIC
                   7.700%, 1/01/12                                      268,295
    500,000     Nashville & Davidson
                   Counties, Metropolitan
                   Government Health &
                   Educational Facilities
                   Board RB, RADIAN
                   5.100%, 8/01/16                                      511,885
    175,000     State GO, Series B, ETM
                   5.500%, 5/01/23                                      181,776
                State School Board Authority
                   RB, Series B (7)

     40,000        5.250%, 5/01/10                                       40,799
  1,275,000        5.000%, 5/01/09                                    1,299,671
    120,000       Wilson County, Health &
                   Educational Facilities
                   Board RB, University
                   Medical Center, ETM
                   8.375%, 8/01/08                                      124,956
                                                                   ------------
                                                                      2,427,382
                TEXAS - 6.0%
  2,020,000     Allen, Independent School
                   District GO, Capital
                   Appreciation,
                   Pre-Refunded @ 40.017
                   (2) (4)
                   5.977%, 2/15/10                                      697,789
  2,025,000     Allen, Independent School
                   District GO, Capital
                   Appreciation,
                   Pre-Refunded @ 42.722
                   (2) (4)
                   5.938%, 2/15/10                                      746,800
    750,000     Austin, Convention
                   Enterprises RB, Trust
                   Certificates, Series B,
                   (Surety: ZC Specialty
                   Insurance)
                   5.750%, 1/01/16                                      797,775
     65,000     Denison, Hospital Authority
                   RB, Texoma Medical
                   Center, ETM
                   7.125%, 7/01/08                                       68,074

Principal
 Amount $                                                             Value $
---------                                                             -------
                TEXAS - (CONTINUED)
                Fort Bend County, Municipal
                   Utility District No. 23
                   GO, FGIC
     45,000        6.500%, 9/01/08                                       48,320
     65,000        6.500%, 9/01/09                                       71,343
     70,000        6.500%, 9/01/10                                       78,347
     45,000        6.500%, 9/01/11                                       51,132
     95,000        5.000%, 9/01/16                                       99,942
    250,000     Greater Greenspoint,
                   Redevelopment Authority
                   RB, Tax Increment
                   Contract, RADIAN
                   5.250%, 9/01/10                                      264,095
     85,000     Harris County, Health
                   Facilities Development
                   RB, St. Lukes Episcopal
                   Hospital Project, ETM
                   6.625%, 2/15/12                                       85,235
    155,000     Houston, Airport System RB,
                   ETM
                   7.600%, 7/01/10                                      171,473
     25,000     Houston, Sewer System RB,
                   FGIC, ETM
                   6.375%, 10/01/08                                      26,062
                Retama, Development
                   Corporate Special
                   Facilities RB, Retama
  2,000,000        Racetrack, ETM
                   10.000%, 12/15/17                                  2,848,340
    500,000        8.750%, 12/15/11                                     611,010
     50,000     Sendero, Public Facilities
                   RB, Crown Meadows
                   Project, Series A,
                   FHLMC
                   4.250%, 6/01/13                                       50,884
  1,500,000     South Lake GO, AMBAC,
                   Pre-Refunded @ 26.765
                   (2) (4)
                   6.273%, 2/15/09                                      360,600
  3,145,000     South Lake GO, AMBAC,
                   Pre-Refunded @ 32.616
                   (2) (4)
                   6.210%, 2/15/09                                      921,328


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                TEXAS - (CONTINUED)
     25,000     Travis County, Health
                   Facility Development RB,
                   Daughters of Charity,
                   MBIA, ETM
                   5.000%, 11/01/20                                      25,267
                                                                   ------------
                                                                      8,023,816
                UTAH - 0.0%
     30,000     Intermountain Power Agency
                   RB, Series A, ETM
                   5.000%, 7/01/21                                       30,044
                                                                   ------------
                VIRGINIA - 0.5%
    740,000     Norfolk, Packaging Systems
                   RB, Series A, MBIA
                   4.000%, 2/01/19                                      726,014
                                                                   ------------
                WASHINGTON - 0.4%
    510,583     Nooksack, Indian Tribe RB
                   5.500%, 2/23/11                                      505,686
                                                                   ------------
                WEST VIRGINIA - 0.1%
    100,000     State Economic Development
                   Authority, Industrial
                   Development RB, Central
                   Supply Project, AMT,
                   (LOC: BB&T)
                   5.500%, 5/15/10                                      102,677
                                                                   ------------
                WISCONSIN - 1.1%
  1,365,000     Oshkosh, Industrial
                   Development Authority
                   RB, Don Evans Project,
                   AMT, Mandatory Put,
                   (LOC: Marshall &
                   Ilslay)  (6)
                   5.500%, 12/01/11                                   1,396,927
     50,000     State Health & Educational
                   Facilities RB, ACA
                   6.000%, 5/15/16                                       51,657
     10,000     State Transportation RB,
                   Series A
                   5.500%, 7/01/11                                       10,922

Principal
 Amount $                                                             Value $
---------                                                             -------
                WISCONSIN -  (CONTINUED)
     60,000     Winnebago County,
                   Promissory Notes GO
                   4.375%, 4/01/12                                       61,536
                                                                   ------------
                                                                      1,521,042
                                                                   ------------
                TOTAL MUNICIPAL BONDS
                  (Cost $114,823,388)                               114,505,351
                                                                   ------------
                CORPORATE OBLIGATIONS  - 4.5%
  1,547,000     BFL Funding VI  (8)
                   5.000%, 4/01/08                                    1,527,817
    886,921     IIS/Syska Holdings Energy (8)
                   3.900%, 8/15/08                                      794,770
    250,000     Kidspeace National Centers
                   of Georgia, USDA  (1) (5)
                   4.500%, 12/01/28                                     247,880
    832,943     Landmark Leasing  (8)
                   6.200%, 10/01/22                                     819,275
  2,558,889     USDA Airtanker  (8)
                   8.000%, 2/01/08                                    2,534,580
                                                                   ------------
                TOTAL CORPORATE OBLIGATIONS
                  (Cost $6,080,347)                                   5,924,322
                                                                   ------------
                SHORT-TERM INVESTMENTS  - 10.2%
    541,176     JPMorgan Chase Time
                   Deposit, 3.97%                                       541,176

  Shares
  -------
  6,550,000     BlackRock Institutional
                   Muni Fund Portfolio,
                   2.81%  (9)                                         6,550,000
  6,550,000     SEI Tax Exempt Trust
                   Institutional Tax Free
                   Portfolio, Class A,
                   2.87%  (9)                                         6,550,000
                                                                   ------------
                TOTAL SHORT-TERM INVESTMENTS
                  (Cost $13,641,176)                                 13,641,176
                                                                   ------------
                TOTAL INVESTMENTS - 100.4%
                  (Cost $134,544,911)*                              134,070,849
                                                                   ------------
                OTHER ASSETS LESS
                  LIABILITIES - (0.4)%                                 (496,709)
                                                                   ------------
                NET ASSETS - 100.0%                                $133,574,140
                                                                   ============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)


 * At January 31, 2006, the tax basis cost of the Fund's investments was $134,544,911, and the unrealized appreciation and depreciation of investments owned by the Fund were $635,067 and $(1,109,129), respectively.
(1) Private Placement Security. Security considered restricted (see table below).
(2) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(3) Security purchased on a when-issued basis.
(4) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.
(5) Variable Rate Security -- Rate disclosed is as of January 31, 2006.
(6) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.
(7) Economically Defeased Security.
(8) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2006, the value of these securities amounted to $5,676,442, representing 4.2% of the net assets of the Fund.
(9) Rate shown is 7-day yield as of January 31, 2006.
AMT -- Income from security may be subject to alternative minimum tax.
CIFG -- CDC IXIS Financial Guaranty
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GA -- Guaranteed Agreement
GNMA -- Government National Mortgage Association
GO -- General Obligation
HUD -- Department of Housing and Urban Development
LOC -- Letter of Credit
RB -- Revenue Bond
SA -- Special Assessment
TA -- Tax Allocation
TAN -- Tax Anticipation Note

Guaranteed as to principal and interest by the organization identified below:
ACA -- American Capital Access
ADFA -- ADFA Guaranty
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Company
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
SPA -- SPA Guaranty
RADIAN -- RADIAN Guaranty
USDA -- USDA Guaranty
XLCA -- XL Capital Assurance
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

As of January 31, 2006, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of
1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the
Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of January
31, 2006 were as follows:
                                                                                                                    % of Net
                               PRINCIPAL AMOUNT      ACQUISITION DATE            COST             MARKET VALUE       ASSETS
                               ----------------      ----------------            ----             ------------       ------
Crenshaw County, Industrial
   Development Board RB
   5.600%, 3/01/08                 $250,000              2/26/04               $  260,452           $  255,100          0.2%
Jacksonville, Health
   Facilities RB
   5.000%, 11/15/15                 125,000              8/25/05                  130,292              125,186          0.1
Kidspeace National Centers
  of Georgia, USDA                  250,000              1/05/04                  250,000              247,880          0.2
   4.500%, 12/01/28
Meridian, Housing Authority
   RB, Series A
   5.000%, 09/01/15               1,200,000              1/05/06                1,245,156            1,207,824          0.9
   5.000%, 09/01/25                 655,000              1/05/06                  664,681              652,544          0.5
                                                                          =====================================================
Total                                                                          $2,550,581           $2,488,534         1.9%


------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS  - 86.1%
                ARIZONA - 3.0%
     65,000     Maricopa County, Hospital
                   RB Intermediate
                   Community-Sun City, ETM
                   8.625%, 1/01/10                                       72,064
     79,000     Maricopa County, Hospital
                   RB, St. Lukes Hospital
                   Medical Center Project,
                   ETM
                   8.750%, 2/01/10                                       86,397
     80,000     Oro Valley, Oracle Road
                   Improvement District GO
                   5.000%, 1/01/07                                       80,991
    270,000     Pinal County, Industrial
                   Development Authority,
                   Correctional Facilities
                   RB, Florence West
                   Prison, Series A, ACA
                   3.875%, 10/01/09                                     267,856
  3,900,000     Tucson, Industrial
                   Development Authority
                   RB, Family Housing
                   Residential Project,
                   Series A, FNMA  (1)
                   3.030%, 1/15/32                                    3,900,000
                                                                   ------------
                                                                      4,407,308
                ARKANSAS - 2.7%
    475,000     Fayetteville, Sales & Use
                   Tax SA
                   2.750%, 12/01/09                                     461,781
  1,000,000     Little Rock, Library
                   Construction Improvement
                   GO, Series A
                   4.350%, 3/01/24                                      988,830
    200,000     Maumelle, Capital
                   Improvement GO, Series A
                   3.750%, 3/01/20                                      195,072
    260,000     Maumelle, Capital
                   Improvement GO, Series
                   B, MBIA
                   3.600%, 9/01/20                                      256,456
    245,000     Rogers, Sales & Use Tax RB,
                   Series A, FGIC
                   4.125%, 9/01/23                                      244,914

Principal
 Amount $                                                             Value $
---------                                                             -------
                ARKANSAS - (CONTINUED)
  1,805,000     Springdale, Sales & Use Tax
                   RB, MBIA
                   4.000%, 7/01/16                                    1,788,845
                                                                   ------------
                                                                      3,935,898
                CALIFORNIA - 6.6%
    204,369     Cabazon Band Mission
                   Indians RB  (2)
                   11.950%, 7/14/06                                     206,210
    500,000     Contra Costa County,
                   Multi-Family Housing
                   Authority RB, Delta
                   Square Apartments
                   Project, Series H, FNMA (1)
                   2.970%, 10/15/29                                     500,000
  5,090,000     Manteca, Financing
                   Authority Sewer RB,
                   Series B, MBIA
                   5.000%, 12/01/33                                   5,114,025
  1,000,000     Orange County, Apartment
                   Development RB, Harbor
                   Pointe Issue D, FHLMC (1)
                   2.970%, 12/01/06                                   1,000,000
  1,000,000     Orange County, Apartment
                   Development RB, WLCO
                   Local Multi-Family
                   Housing Issue G, Series
                   1, FNMA  (1)
                   2.970%, 11/15/28                                   1,000,000
    415,000     Placer County, Water Agency
                   RB, Middle Fork Project
                   3.750%, 7/01/12                                      413,888
     55,000     Sacramento County,
                   Sanitation District RB, ETM
                   5.000%, 12/01/08                                      55,792
    400,000     San Bernadino, Multi-Family
                   Housing Authority RB,
                   Somerset Apartments
                   Project, Series A, FNMA (1)
                   2.970%, 5/15/29                                      400,000
     15,000     State Public Works Board
                   RB, High Technology
                   Facility Lease,
                   University of
                   California, San Diego
                   Facility, Series A
                   7.375%, 4/01/06                                       15,089






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                CALIFORNIA - (CONTINUED)
  1,000,000     Statewide Communities
                   Development Authority
                   RB, Daughters of Charity
                   Health, Series F
                   5.000%, 7/01/06                                    1,006,020
                                                                   ------------
                                                                      9,711,024
                COLORADO - 6.4%
  4,200,000     Arapahoe County,
                   Multi-Family Housing
                   Authority RB, Stratford
                   Station Project, FNMA (1)
                    3.040%, 11/01/17                                  4,200,000
    500,000     Central Colorado Water
                   Conservancy District GO,
                   Well Augmentation
                   Sub-District
                   3.875%, 3/01/07                                      496,275
     70,000     Denver City & County
                   Multi-Family Housing RB,
                   Buerger Brothers
                   Project, Series A, AMT,
                   FHA
                   5.100%, 11/01/07                                      70,812
  3,000,000     Denver City & County
                   Multi-Family Housing RB,
                   Cottonwood Creek,
                     Series A  (1) (2)
                   3.040%, 4/15/14                                    3,000,000
    135,000     Denver, West Metropolitan
                     District GO
                   3.300%, 12/01/06                                     134,644
                El Paso County, Academy
                   Water & Sanitation
                   District GO
    120,000        3.650%, 11/15/07                                     119,389
    115,000        3.250%, 11/15/06                                     114,478
     50,000     Milliken, Sales & Use Tax
                   RB (3)
                   2.000%, 12/01/06                                      49,241
    525,000     State Educational &
                   Cultural Facilities RB,
                   Northwest Nazarene
                   Project
                   4.500%, 11/01/06                                     526,890

Principal
 Amount $                                                             Value $
---------                                                             -------
                COLORADO - (CONTINUED)
    240,000       State Housing & Finance
                   Authority RB,
                   Single-Family Program
                   Series C-2, AMT
                   8.400%, 10/01/21                                     254,136
    395,000     State Housing & Finance
                   Authority RB,
                   Single-Family Project,
                   Series D2, AMT
                   6.350%, 11/01/29                                     396,947
                                                                   ------------
                                                                      9,362,812
                CONNECTICUT - 0.6%
    810,000     Stamford, Multi-Family
                   Housing RB, Fairfield
                   Apartments Project, AMT,
                   Mandatory Put  (4)
                   4.750%, 12/01/08                                     826,257
                                                                   ------------
                DELAWARE - 1.6%
  1,160,000     State Economic Development
                   Authority RB, Water
                   Development, Wilmington
                   Suburban, Series B
                   6.450%, 12/01/07                                   1,217,803
                State Health Facilities
                   Authority RB, Beebe
                   Medical Center Project,
                   Series A
    560,000        5.000%, 6/01/06                                      562,833
    455,000        5.000%, 6/01/07                                      463,413
    160,000       State Housing Authority RB,
                   Single-Family Mortgage,
                     Series A-1, AMT, MBIA
                   5.300%, 7/01/11                                      161,114
                                                                   ------------
                                                                      2,405,163
                DISTRICT OF COLUMBIA - 0.2%
    295,000     Housing Finance Agency RB,
                   1330 7th Street
                   Apartments, Series A,
                   AMT, FHA
                   3.000%, 12/01/09                                     288,436
                                                                   ------------
                FLORIDA - 0.6%
    115,000     Broward County, Water &
                   Sewer Utilities Systems
                   RB, Pre-Refunded @ 100 (5)
                   6.875%, 9/01/06                                      117,155





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                FLORIDA - (CONTINUED)
     15,000     Dunedin, Health Facilities
                   Authority RB, Mease
                   Hospital, ETM
                   7.600%, 10/01/08                                      15,860
    365,000     Jacksonville, Educational
                   Facilities RB, Edward
                   Water College Project,
                   Mandatory Put, (LOC:
                   Wachovia Bank)  (4)
                   3.600%, 10/01/06                                     363,675
     10,000     Jacksonville, Electric
                   Authority RB, Third
                   Installment, ETM
                   6.800%, 7/01/12                                       10,982
    335,000     State Board of Education
                   Capital Outlay GO
                   8.400%, 6/01/07                                      348,765
     40,000     State GO, ETM
                   5.900%, 7/01/08                                       41,165
                                                                   ------------
                                                                        897,602
                GEORGIA - 0.4%
    205,000     Columbus, Water & Sewer RB, ETM
                   8.000%, 5/01/06                                      207,374
    445,000     State Housing & Finance
                   Authority RB,
                   Single-Family Mortgage
                   Program, Sub-Series D-3
                   4.850%, 6/01/17                                      445,983
                                                                    -----------
                                                                        653,357
                IDAHO - 0.0%
     50,000     State Housing & Finance
                   Association RB,
                   Single-Family Mortgage
                   Program,
                     Sub-Series G-2, AMT
                   5.750%, 1/01/14                                       51,138
     25,000     State Housing & Finance
                   Association RB,
                   Single-Family Mortgage
                   Program, Sub-Series H-2,
                   AMT, FHA
                   5.850%, 1/01/14                                       25,104
                                                                   ------------
                                                                         76,242

Principal
 Amount $                                                             Value $
---------                                                             -------
                ILLINOIS - 11.7%
  5,000,000     Bolingbrook, Sales Tax RB (3)
                   5.150%, 1/01/26                                    4,483,950
     45,000     Chicago, Single-Family
                   Mortgage RB, Series B,
                   AMT, GNMA, FNMA, FHLMC
                   6.950%, 9/01/28                                       45,093
     65,000     Chicago, Transportation
                   Authority RB, Capital
                   Grant, Series A, AMBAC
                   4.250%, 6/01/08                                       65,190
     35,000     Dupage County, Water &
                   Sewer RB, ETM, MBIA
                   10.500%, 1/01/07                                      37,137
  2,500,000     Oak Park, Industrial
                   Development RB, Oak Park
                   Il, Prairie Court,
                   Mandatory Put  (4)
                   5.500%, 12/01/06                                   2,548,075
    140,000     Pekin, Single-Family
                   Mortgage RB, ETM
                   7.400%, 12/01/08                                     149,554
    110,000     Peoria, New Public Housing RB
                   4.875%, 10/01/06                                     111,169
  7,358,000     Pingree Grove, Special
                   Services Area, Cambridge
                   Lakes Project, Series
                   05-1
                   5.250%, 3/01/15                                    7,453,139
    875,000     State Health Facilities
                   Authority RB, Hinsdale,
                   Series A, ETM, AMBAC
                   7.000%, 11/15/19                                     926,896
  1,165,000     State Health Facilities
                   Authority RB, Lutheran,
                   Series C, FSA
                   7.000%, 4/01/08                                    1,208,082
                                                                   ------------
                                                                     17,028,285
                INDIANA - 0.9%
    675,000     Hammond, Local Public
                   Improvement RB, Series
                   A, FGIC
                   5.100%, 3/15/07                                      676,039





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                INDIANA - (CONTINUED)
    100,000     Lawrence, Multi-Family
                   Housing RB, Pinnacle
                   Apartments Project, AMT,
                   FNMA, Mandatory Put  (4)
                   5.150%, 1/01/08                                      102,108
    150,000     State Health Facilities
                   Financing Authority,
                   Hospital RB, Sisters of
                   St. Francis Health,
                   Series A, MBIA
                   5.000%, 11/01/09                                     156,491
    310,000     State Housing Finance
                   Authority RB,
                   Single-Family Mortgage,
                   Series A-3, AMT, GNMA,
                   FNMA
                   5.375%, 1/01/23                                      317,226
                                                                   ------------
                                                                      1,251,864
                IOWA - 0.4%
    125,000     Polk County, Hospital
                   Facility RB, ETM
                   7.750%, 7/01/06                                      127,296
     35,000     Sioux City, Hospital RB,
                   St. Lukes Medical Center
                   Project, ETM
                   6.375%, 9/01/06                                       35,625
    350,000     State Financial Authority,
                   Solid Waste Disposal RB,
                   IPSCO Project, AMT  (4)
                   6.000%, 6/01/07                                      354,844
                                                                   ------------
                                                                        517,765
                KANSAS - 3.3%
  2,510,000     Sedgwick & Shawnee
                   Counties, Single-Family
                   Mortgage RB, Series A,
                   AMT, GNMA, FNMA  (6)
                   5.600%, 6/01/27                                    2,596,043
    149,000     Wichita, Hospital RB, ETM
                   6.750%, 10/01/07                                     153,833
  1,025,000     Wyandotte County, Sales Tax
                   RB, 1st Lien, Area B,
                   (LOC: Citibank NA)
                   3.750%, 12/01/12                                   1,027,655

Principal
 Amount $                                                             Value $
---------                                                             -------
                KANSAS - (CONTINUED)
  1,000,000     Wyandotte County, Sales Tax
                   RB, 1st Lien, Area C,
                   (LOC: Citibank NA)
                   3.850%, 12/01/13                                   1,000,770
                                                                    -----------
                                                                      4,778,301
                KENTUCKY - 1.1%
  1,320,000     State Area Development
                   Districts Financing GO,
                   Henderson, Series G1
                   5.750%, 12/01/20                                   1,385,881
     80,000     State Turnpike Authority
                   RB, ETM  (1)
                   6.625%, 7/01/08                                       83,277
    105,000     State Turnpike Authority
                   Toll Road RB, ETM
                   6.125%, 7/01/08                                      108,389
                                                                   ------------
                                                                      1,577,547
                LOUISIANA - 0.5%
    210,000     Calcasieu Parish, Public
                   Transportation Authority
                   RB, Single-Family
                   Mortgage, Series A, AMT,
                   GNMA, FNMA
                   5.850%, 10/01/32                                     213,927
     60,000     Jefferson Parish, Hospital
                   Service District No. 1
                   RB, ETM
                   7.250%, 1/01/09                                       63,784
     75,000     Monroe-West Monroe,
                   Single-Family Mortgage
                   RB, ETM
                   7.200%, 8/01/10                                       80,692
    300,000     Orleans Parish, School
                   Board GO, MBIA, ETM  (3)
                   7.018%, 2/01/08                                      261,888
     40,000     State Public Facilities
                   Authority Hospital RB,
                   Pendleton Memorial
                   Methodist Hospital, ETM
                   5.000%, 6/01/08                                       41,081
                                                                   ------------
                                                                        661,372





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                MARYLAND - 0.8%
  1,115,000     State Health & Higher
                   Education RB, Howard
                   County General Hospital,
                   ETM
                   5.500%, 7/01/13                                    1,151,349
                                                                   ------------
                MASSACHUSETTS - 2.8%
  2,800,000     Everett RAN
                   4.000%, 2/17/06                                    2,800,672
  1,200,000     State Health & Educational
                   Facilities Authority RB,
                   Daughters of
                   Charity-Carney, Series
                   D, Pre-Refunded
                   @ 100  (5)
                   6.100%, 7/01/06                                    1,214,784
    125,000     State Health & Educational
                   Facilities Authority RB,
                   MBIA
                   5.000%, 7/01/13                                      125,845
                                                                   ------------
                                                                      4,141,301
                MICHIGAN - 2.5%
    700,000     Detroit/Wayne County,
                   Stadium Authority RB,
                   FGIC
                   5.250%, 2/01/09                                      726,537
    750,000     Grand Valley, State
                   University RB, AMBAC
                   5.150%, 10/01/09                                     767,385
    960,000     Kalamazoo, Hospital Finance
                   Authority RB, Borgess
                   Medical Center, Series
                   A, AMBAC, ETM
                   5.500%, 6/01/08                                      985,536
    350,000     Kalamazoo, Hospital Finance
                   Authority RB, Bronson
                   Methodist, MBIA
                   5.500%, 5/15/08                                      359,089
    800,000     State Hospital Finance
                   Authority RB, Bay
                   Medical Center,
                   Series A, FSA
                   5.125%, 7/01/09                                      825,184
                                                                   ------------
                                                                      3,663,731

Principal
 Amount $                                                             Value $
---------                                                             -------
                MINNESOTA - 0.3%
    370,000     Alexandria, Industrial
                   Development RB, Seluemed
                   Limited LLP Project,
                   AMT, (LOC: First Trust NA)
                   5.300%, 3/01/10                                      370,211
     80,000     St. Paul, Housing &
                   Redevelopment Authority
                   TA, Downtown & 7th Place
                   Project, AMBAC, ETM
                   5.300%, 9/01/06                                       80,134
                                                                   ------------
                                                                        450,345
                MISSISSIPPI - 2.4%
  1,235,000     Mississippi Business
                   Finance RB, TT&W Farm
                   Products Project, AMT,
                   (LOC: National Bank)
                   6.900%, 7/01/10                                    1,250,388
    260,000     Mississippi Development
                   Bank RB, Special
                   Obligation, Three Rivers
                   Solid Waste Project
                   4.650%, 7/01/06                                      260,343
  2,025,000     Mississippi Home
                   Corporation RB,
                   Single-Family Mortgage,
                   Series A, AMT, FNMA,
                   GNMA, USDA
                   3.150%, 6/01/20                                    1,993,329
                                                                   ------------
                                                                      3,504,060
                MISSOURI - 2.3%
  1,120,000     Boone County, Industrial
                   Development Authority
                   RB, Otscon Project, AMT,
                   Mandatory Put, (LOC:
                   Boone County National
                   Bank)  (4)
                   5.125%, 5/01/05                                    1,120,415
                Pacific, Industrial
                   Development Authority
                   RB, Clayton Project,
                   AMT, (LOC: Commerce
                   Bank NA)
    720,000        6.450%, 5/01/17                                      729,835
    720,000        6.200%, 5/01/12                                      729,698






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                MISSOURI - (CONTINUED)
    100,000     St. Charles County,
                   Industrial Development
                   Authority RB, Garden
                   View Care Center
                   Project, AMT, (LOC: U.S.
                   Bank NA)
                   5.400%, 11/15/16                                     101,923
    500,000     St. Louis, Industrial
                   Development Authority
                   RB, Multi-Family
                   Housing, Blumeyer
                   General Apartments
                   Project, AMT, Mandatory
                   Put, (GA: AIG Retirement
                   Services)  (4)
                   3.125%, 8/20/06                                      496,160
    200,000     St. Louis, Industrial
                   Development Authority
                   RB, Multi-Family
                   Housing, Vaughn Elderly
                   Apartments Project, AMT,
                   Mandatory Put, (GA: Sun
                   America AIG)  (4)
                   4.000%, 12/20/06                                     199,204
                                                                   ------------
                                                                      3,377,235
                NEBRASKA - 0.1%
    100,000     Madison County, Hospital
                   Authority RB, Faith
                   Regional Healthcare
                   Services Project,
                   RADIAN
                   4.850%, 7/01/09                                      103,477
                                                                   ------------
                NEVADA - 0.7%
    530,000     Carson City, Hospital RB,
                   Tahoe Hospital Project,
                   Series A, RADIAN
                   2.300%, 9/01/07                                      515,976
    345,000     Henderson, Local
                   Improvement Districts
                   SA, Lake Las Vegas,
                   Sub-Series B-2
                   3.900%, 8/01/07                                      341,660
     70,000     Las Vegas, Downtown
                   Redevelopment Agency RB,
                   Series A, BIG, ETM
                   7.100%, 6/01/06                                       70,886

Principal
 Amount $                                                             Value $
---------                                                             -------
                NEVADA - (CONTINUED)
     35,000     State Municipal Bond GO,
                   Project No. 28-31-C,
                   ETM
                   7.200%, 1/01/09                                       35,505
                                                                   ------------
                                                                        964,027
                NEW JERSEY - 9.4%
  3,895,000     Atlantic City, Municipal
                   Utilities Authority RB,
                   Sub-Water Systems  (2)
                   5.000%, 1/01/08                                    3,964,604
  1,500,000     Bergen County, Utilities
                   Authority RB, Project
                   Notes
                   3.000%, 12/15/06                                   1,493,610
  2,025,000     Bloomfield, Parking
                   Authority Notes
                   4.500%, 5/18/06                                    2,022,145
     20,000     Hudson County GO
                   5.125%, 8/01/08                                       20,478
    100,000     Passaic County, Utilities
                   Authority RB, Solid
                   Waste Systems Project
                   4.200%, 3/01/06                                      100,048
    125,000     State Health Care
                   Facilities Financing
                   Authority RB, Allegany
                   Health, Our Lady of
                   Lourdes, ETM, MBIA
                   5.000%, 7/01/08                                      125,639
  6,000,000     West New York/New Jersey
                   GO, Federally Taxable
                   4.500%, 4/20/06                                    5,994,360
                                                                   ------------
                                                                     13,720,884
                NEW MEXICO - 0.7%
  1,000,000     State, Mortgage Financial
                   Authority RB,
                   Single-Family Housing,
                   Series A2, Class I, AMT,
                   GNMA, FNMA, FHLMC  (7)
                   3.900%, 1/01/19                                      999,940
                                                                   ------------






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                NEW YORK - 2.4%
    145,000     New York City, Housing
                   Development Corporation
                   RB, Multi-Family
                   Housing,
                   Series E-1, AMT
                   2.750%, 11/01/07                                     143,286
  2,165,000     New York State Housing
                   Finance Agency RB,
                   Multi-Family Housing,
                   Series B, AMT, SONYMA
                   4.750%, 8/15/37                                    2,218,865
    445,000     Saratoga County, Industrial
                   Development Agency RB,
                   Saratoga Hospital
                   Project, Series A
                   5.000%, 12/01/07                                     453,437
    720,000     State Dormatory Authority
                   RB, Mental Health Project,
                   Series B, Partially
                   Pre-Refunded @ 102  (5)
                   5.700%, 2/15/07                                      750,723
     10,000     State Housing Finance
                   Agency RB, University
                   Construction,
                   Series A, ETM
                   7.900%, 11/01/06                                      10,209
                                                                   ------------
                                                                      3,576,520
                NORTH CAROLINA - 0.3%
    100,000     Pasquotank County, Public
                   Schools Project COP,
                   MBIA
                   5.000%, 6/01/15                                      102,554
    125,000     State Medical Care
                   Community  RB, Saint
                   Joseph Hospital Project,
                   AMBAC, ETM
                   5.000%, 10/01/08                                     126,431
     80,000     State Medical Care
                   Community Hospital RB,
                   Memorial Mission
                   Hospital Project, ETM
                   7.625%, 10/01/08                                      84,960

Principal
 Amount $                                                             Value $
---------                                                             -------
                NORTH CAROLINA - (CONTINUED)
    150,000     State Medical Care
                   Community RB, North
                   Carolina Housing
                   Foundation Project, ACA
                   6.000%, 8/15/10                                      156,584
                                                                   ------------
                                                                        470,529
                NORTH DAKOTA - 0.2%
    290,000     State Housing Finance
                   Agency RB, Home Mortgage
                   Program, Series A, AMT
                   5.200%, 7/01/19                                      296,705
                                                                   ------------
                OHIO - 0.3%
    100,000     Cuyahoga County, Deaconess
                   Hospital Project RB, ETM
                   6.750%, 11/01/09                                     105,841
    230,000     Franklin County, First
                   Mortgage RB, OCLC
                   Project, ETM
                   7.500%, 6/01/09                                      241,870
    155,000     Montgomery County, Hospital
                   RB, Kettering Medical
                   Center Project, ETM
                   6.875%, 4/01/06                                      155,924
                                                                   ------------
                                                                        503,635
                OREGON - 1.7%
    250,000     Cow Creek Band RB, Umpqua
                   Tribe of Indians, Series
                   B, AMBAC
                   5.100%, 7/01/12                                      251,793
    650,000     State Housing & Community
                   Services Department RB,
                   Single-Family Mortgage
                   Program, Series F, AMT,
                   MBIA
                   5.650%, 7/01/28                                      668,772
  1,500,000     State Housing & Community
                   Services Department RB,
                   Single-Family Mortgage
                   Program, Series J, AMT,
                   FNMA
                   5.750%, 7/01/29                                    1,534,395
                                                                   ------------
                                                                      2,454,960





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                PENNSYLVANIA - 7.4%
     10,000     Berks County GO, Second
                   Series, MBIA
                   3.100%, 11/15/08                                       9,912
  1,000,000     Chester County, Health &
                   Education Facilities
                   Authority RB, Chester
                   County Hospital, MBIA
                   5.625%, 7/01/08                                    1,018,610
    660,000     Dauphin County, General
                   Authority RB, School
                   District Program 0-1,
                   FSA, Mandatory Put  (4)
                   3.500%, 12/01/06                                     659,525
     10,000     Delaware County, Industrial
                   Development Authority
                   RB, Martins Run Project
                   6.000%, 12/15/06                                       9,999
    205,000     Lakeland, School District
                   GO, ETM
                   8.875%, 8/15/10                                      231,291
    220,000     Leesport, Borough Authority
                   Sewer RB, Pre-Refunded @
                   100  (5)
                   5.250%, 11/15/06                                     221,811
  2,000,000     Montgomery County,
                   Industrial Development
                   Authority RB, Adult
                   Communities Total
                   Services, Series B
                   5.750%, 11/15/17                                   2,068,980
  2,000,000     Philadelphia, Authority for
                   Industrial Development
                   RB, PGH Development
                   Corporation
                   5.500%, 7/01/10                                    2,043,340
    110,000     Philadelphia, Hospitals
                   Authority RB, Thomas
                   Jefferson University
                   Hospital, ETM
                   7.000%, 7/01/08                                      114,919
  2,600,000     Pittsburgh, Urban
                   Redevelopment Authority
                   RB, Multi-Family
                   Housing, Louis Mason
                   Junior Project,
                   Mandatory Put  (4)
                   5.000%, 12/01/07                                   2,629,250

Principal
 Amount $                                                             Value $
---------                                                             -------
                PENNSYLVANIA - (CONTINUED)
     10,000     Pittsburgh GO, Series C,
                   ETM
                   7.000%, 3/01/07                                       10,294
    210,000     Pittsburgh, Urban
                   Redevelopment Authority
                   TA, Series B, (LOC: PNC
                   Bank)
                   5.750%, 3/15/06                                      210,588
  1,605,000     State Higher Educational
                   Facilities Authority RB,
                   Saint Francis
                   Independent
                   Colleges-Universities
                   5.000%, 11/01/11                                   1,609,654
                                                                   ------------
                                                                     10,838,173
                RHODE ISLAND - 1.0%
  1,280,000     State Housing & Mortgage
                   Financing RB, Rental
                   Housing Project, Series
                   A, HUD Section 8
                   5.650%, 10/01/07                                   1,292,800
     45,000     State Turnpike & Bridge
                   Authority RB, Series A, ETM
                   4.500%, 2/01/06                                       45,000
    166,000     Warwick GO, Series A, MBIA
                   6.600%, 11/15/06                                     166,453
                                                                   ------------
                                                                      1,504,253
                SOUTH CAROLINA - 0.7%
  1,000,000     State Housing Finance &
                   Development Authority
                   RB, Mutli-Family
                   Housing, Spartanburg
                   Project, Series A,
                   FHLMC  (1)
                   3.030%, 8/01/31                                    1,000,000
                                                                   ------------
                SOUTH DAKOTA - 0.7%
    820,000     State Health & Educational
                   Facilities RB, Rapid
                   City Regional Hospital,
                   MBIA
                   5.000%, 9/01/06                                      827,856
    120,000     State Lease Revenue Trust
                   COP, Series B, FSA
                   6.500%, 9/01/08                                      124,814
                                                                   ------------
                                                                        952,670






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                MUNICIPAL BONDS - (CONTINUED)
                TENNESSEE - 0.2%
    310,000     State Housing Development
                   Agency RB, Homeownership
                   Program, Series 1D
                   4.700%, 7/01/15                                      310,099
                                                                   ------------
                TEXAS - 4.2%
    115,000     Dallas County GO, Series B
                   5.300%, 8/15/07                                      117,033
    470,000     Galveston County,
                   Single-Family Housing
                   Mortgage RB,
                   Mortgage-Backed
                   Securities Project,
                   Series A, AMT, GNMA,
                   FNMA
                   6.200%, 12/01/32                                     481,652
  2,885,000     Retama, Development Special
                   Facilities RB, Retama
                   Racetrack, ETM
                   8.750%, 12/15/10                                   3,466,183
  1,640,000     State Department of Housing
                   & Community Affairs RB,
                   High Point III Project,
                   Series A, FNMA  (1)
                   3.040%, 2/01/23                                    1,640,000
    340,000     Valley Community Hospital
                   RB, ETM
                   7.500%, 4/01/09                                      360,869
                                                                   ------------
                                                                      6,065,737
                VIRGINIA - 1.2%
    255,000     Louisa, Industrial
                   Development Authority
                   RB, Pollution Control
                   5.250%, 12/01/08                                     260,924
    110,000     Petersburg GO, FGIC
                   4.950%, 3/01/07                                      110,154
  1,500,000     Poplar Hill, Community
                   Development Authority,
                   COP, Series A, USDA
                   5.500%, 9/01/34                                    1,455,420
                                                                   ------------
                                                                      1,826,498

Principal
 Amount $                                                             Value $
---------                                                             -------
                WEST VIRGINIA - 0.1%
     80,000     Cabell, Putnam, & Wayne
                   Counties, Single-Family
                   Residential Mortgage RB,
                   ETM, FGIC
                   7.375%, 4/01/10                                       84,875
                                                                   ------------
                WISCONSIN - 3.7%
  1,000,000     Fond Du Lac, Water Works
                   RB, BAN
                   4.000%, 3/01/10                                    1,004,400
    300,000     Melrose-Mindoro School
                   District GO, FSA,
                   Pre-Refunded @ 100 (5)
                   4.500%, 3/01/06                                      300,324
    350,000     Oconomowoc, Industrial
                   Development RB, Cl&D
                   Graphics Project, AMT,
                   (LOC: Marshall & Ilslay)
                   5.650%, 9/15/07                                      356,027
    900,000     Oshkosh, Industrial
                   Development Authority
                   RB, Don Evans Project,
                   AMT, Mandatory Put,
                   (LOC: Marshall &
                   Ilslay)  (4)
                   5.500%, 12/01/11                                     921,051
  1,500,000     State Health & Educational
                   Facilities RB, Aurora
                   Health Care, MBIA
                   5.000%, 8/15/09                                    1,560,825
  1,265,000     State Housing & Economic
                   Development Authority
                   RB, AMT, Series E
                   5.800%, 9/01/17                                    1,302,343
                                                                   ------------
                                                                      5,444,970
                                                                   ------------
                TOTAL MUNICIPAL BONDS
                  (Cost $126,084,068)                               125,785,206
                                                                   ------------
                CORPORATE OBLIGATIONS  - 3.9%
  2,079,831     IIS/Syska Holdings Energy (8)
                   3.900%, 8/15/08                                    1,863,736
    250,000     Kidspeace National Centers
                   of Georgia, USDA (1) (2)
                   4.500%, 12/01/28                                     247,880








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)



Principal
 Amount $                                                             Value $
---------                                                             -------
                CORPORATE OBLIGATIONS - (CONTINUED)
  3,655,555     USDA Airtanker  (8)
                   8.000%, 2/01/08                                    3,620,828
                                                                   ------------
                TOTAL CORPORATE OBLIGATIONS
                  (Cost $5,980,311)                                   5,732,444
                                                                   ------------
                SHORT-TERM INVESTMENTS  - 9.8%
  Shares
 -------
  7,171,491     BlackRock Institutional
                   Muni Fund Portfolio,
                   2.81%  (9)                                         7,171,491
  7,098,455     SEI Tax Exempt Trust
                   Institutional Tax Free
                   Portfolio, Class A,
                   2.87%  (9)                                         7,098,455
                                                                   ------------
                TOTAL SHORT-TERM INVESTMENTS
                  (Cost $14,269,946)                                 14,269,946
                                                                   ------------
                TOTAL INVESTMENTS - 99.8%
                  (Cost $146,334,325)*                              145,787,596
                                                                   ------------
                OTHER ASSETS LESS
                  LIABILITIES - 0.2%                                    267,082
                                                                   ------------
                NET ASSETS - 100.0%                                $146,054,678
                                                                   ============



* At January 31, 2006, the tax basis cost of the Fund's investments was $146,334,325, and the unrealized appreciation and depreciation of investments owned by the Fund were $340,222 and $(886,951), respectively.
(1) Variable Rate Security -- Rate disclosed is as of January 31, 2006.
(2) Private Placement Security. Security considered restricted (see table on following page).
(3) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.
(4) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.
(5) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(6) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2006.
(7) Security purchased on a when-issued basis.
(8) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2006, the value of these securities amounted to $5,484,564, representing 3.8% of the net assets of the Fund.
(9) Rate shown is 7-day yield as of January 31, 2006.
AMT -- Income from security may be subject to alternative minimum tax.
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GA -- Guaranteed Agreement
GNMA -- Government National Mortgage Association
GO -- General Obligation
HUD -- Department of Housing and Urban Development
LLP -- Limited Liability Partnership
LOC -- Letter of Credit
NA -- National Association
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
SA -- Special Assessment
SONYMA -- State of New York Mortgage Agency
TA -- Tax Allocation

Guaranteed as to principal and interest by the organization identified below:
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
BIG -- BIG Guaranty
FGIC -- Federal Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
RADIAN -- RADIAN Guaranty
USDA -- USDA Guaranty
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)


As of January 31, 2006, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of
1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the
Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of January
31, 2006 were as follows:

                                                                                                                    % of Net
                               PRINCIPAL AMOUNT      ACQUISITION DATE            COST             MARKET VALUE       ASSETS
                               ----------------      ----------------            ----             ------------       ------
Atlantic City, Municipal
   Utilities Authority RB
   5.000%, 1/01/08               $3,895,000               6/09/05              $4,014,773           $3,964,604         2.7%
Cabazon Band Mission
   Indians RB
   11.950%, 7/14/06                 204,369               7/09/04                 205,667              206,210         0.1
Denver City & County Multi-
   Family Housing RB,
   3.040%, 4/15/14                3,000,000              10/19/05               3,000,000            3,000,000         2.1
Kidspeace National Centers of
   Georgia, USDA
   4.500%, 12/01/28                 250,000               1/05/04                 250,000              247,880         0.2
                                                                          =====================================================
Total                                                                          $7,470,440           $7,418,694         5.1%


ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Series Trust


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           --------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           --------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 24, 2006

By (Signature and Title)*                  /s/ Alan M. Mandel
                                           ------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: March 24, 2006

* Print the name and title of each signing officer under his or her signature.